ANNUAL REPORT AS OF
JANUARY 31, 1997


SEI DAILY
INCOME TRUST



================================================================================
Money Market Portfolio
================================================================================
Government Portfolio
================================================================================
Government II Portfolio
================================================================================
Prime Obligation Portfolio
================================================================================
Treasury Portfolio
================================================================================
Treasury II Portfolio
================================================================================
Short-Duration Government Portfolio
================================================================================
Intermediate-Duration Government Portfolio
================================================================================
GNMA Portfolio
================================================================================
Corporate Daily Income Portfolio
================================================================================
Short-Duration Mortgage Portfolio
================================================================================


                                 [LOGO OMITTED]

TABLE OF CONTENTS
===========================================================================

MONEY MARKET AND FIXED INCOME REVIEW.................................     1
MANAGEMENT'S DISCUSSION AND ANALYSIS
  OF FUND PERFORMANCE
      SHORT-DURATION GOVERNMENT......................................     3
      INTERMEDIATE-DURATION GOVERNMENT...............................     4
      GNMA...........................................................     5
      CORPORATE DAILY INCOME.........................................     7
STATEMENTS OF NET ASSETS.............................................     9
STATEMENTS OF OPERATIONS.............................................    22
STATEMENTS OF CHANGES IN NET ASSETS..................................    24
FINANCIAL HIGHLIGHTS.................................................    28
NOTES TO FINANCIAL STATEMENTS........................................    32
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS.............................    36
NOTICE TO SHAREHOLDERS...............................................    37

LETTER TO SHAREHOLDERS
================================================================================

TO OUR SHAREHOLDERS:

The fiscal year ending January 1997 contained little of the elation that the double digit fixed income returns brought during the previous year. Despite the anticipation of higher interest rates, the Federal Reserve (the "Fed") has kept rates steady at 5.25% since January of 1996, when rates actually decreased by 25 basis points.

Given the lack of interest rate movement by the Fed and the overall decrease in short term yields, Wellington Management Company LLP, the adviser of the SEI Daily Income Trust, maintained neutral to slightly longer average weighted maturities across all the funds and sought to capture incremental yield whenever possible.

Overall, yields for money market investors decreased in comparison to the previous fiscal year. Almost all of that decline occurred during January and February of 1996, immediately following the quarter point reduction in the Fed Funds rate. However, 1996 was another year of outstanding growth for money market funds, as total assets exceeded $910 billion at the close of the year. The use of money market funds as investment alternatives in sweep accounts, as well as, in retirement plans, has been paramount to this growth.

The outlook for the coming year is for the Federal Reserve Board to maintain its steady policy, although the prospect of a possible tightening has not been ruled out. It seems that the U.S. economy is on a moderate growth and low inflation path with no end in sight. As always, Wellington Management Company LLP will continue to seek safe investment opportunities that provide the competitive yields our shareholders expect.

We thank you for your continued confidence in the SEI Daily Income Trust, and we look forward to serving your investment needs in the future.



                                           Sincerely,
                                           /S/ SIGNATURE
                                           David G. Lee
                                           PRESIDENT AND CHIEF EXECUTIVE OFFICER

MONEY MARKET AND FIXED INCOME REVIEW
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1997

     SEI DAILY INCOME TRUST MONEY MARKET PORTFOLIOS
         MONEY MARKET                          PRIME OBLIGATION
         GOVERNMENT                            TREASURY
         GOVERNMENT II                         TREASURY II


     SEI DAILY INCOME TRUST FIXED INCOME PORTFOLIOS
         SHORT-DURATION GOVERNMENT             CORPORATE DAILY INCOME
         INTERMEDIATE-DURATION GOVERNMENT      SHORT-DURATION MORTGAGE
         GNMA

     SEI DAILY INCOME TRUST MONEY MARKET AND FIXED INCOME PORTFOLIOS ARE
         MANAGED BY WELLINGTON MANAGEMENT COMPANY

U.S. bond investors experienced modestly positive total returns in 1996 as interest rates moved higher during the year, causing bond prices to decline, offsetting a portion of the coupon income earned on those securities. The U.S. bond market as a whole prized higher-yielding sectors amidst an optimistic consensus for global growth and inflation. Thus, low-quality issues that offer the highest yields were the best performers. This was witnessed by the 11.3% return for the Lehman High Yield Index, while investment grade bonds as measured by the Lehman Government/ Corporate Index trailed by a wide margin, returning 2.9%. Similarly, the investment grade Lehman Aggregate Index (which includes mortgage-backed securities) was only slightly better, returning 3.6% for 1996. Within the investment grade sectors, corporate bonds and mortgage-backed securities each outperformed comparable-duration Treasuries by roughly one percentage point. Economic trends continued to defy those expecting a slowdown, and inflation was stubbornly confined. Domestic investors were net sellers of bonds during the year, while foreign buying supported U.S. bonds.

Interesting developments in the year involved the U.S. Treasury. First, Congress shut down the government and put the Treasury at risk of defaulting, temporarily, on its maturing debt. Cooler heads prevailed and the markets returned to normal. Second, the Treasury developed plans to issue its first-ever inflation indexed bond, a floating rate security whose return is tied to changes in the rate of U.S. inflation.

MONEY MARKET AND FIXED INCOME REVIEW
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1997

After reducing short-term interest rates in January of 1996, the Federal Reserve left them unchanged for the remainder of the year. With the central bank anchoring short-term yields at 5.25%, yields on longer maturity instruments moved with the ebbs and flows of market psychology. Signs of stronger economic growth, even without the shadow of inflation, prompted the Fed to shift their bias toward raising rates later in the year. However, later economic data suggested that perhaps the economy wasn't growing as strongly as had been perceived and the Fed left rates unchanged. With stronger economic trends, the credit cycle remains healthy. Money market funds sailed smoothly through the year without exposure to credit defaults. Asset growth remained strong within the money market sector with total assets ending the year at approximately $910 billion. This represented an approximate growth of 19% over the previous year as measured by IBC Financial Data, Inc. Money market yields ended the year lower as signs of moderate growth and sustained monetary policy eased investor's fears of potential interest rate hikes by the Fed.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1997


                                 SHORT-DURATION
                              GOVERNMENT PORTFOLIO
WELLINGTON MANAGEMENT COMPANY

      OBJECTIVES. The Short-Duration Government Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Portfolio invests in those securities issued by the U.S. Government and backed by its full faith and credit, and securities issued by the U.S. Government agencies. The weighted average maturity of the Portfolio is up to three years. The Portfolio seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.

      STRATEGY. The Portfolio's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. Maturities will typically be laddered across the permitted maturity range to provide reinvestment opportunities. In order to minimize risk, the Portfolio is generally not invested in a bulleted structure, meaning individual securities are not clustered around a specific maturity. Treasury and agency securities will form the core of the Portfolio, and agency-backed mortgage securities will be utilized when their yields are judged to be attractive relative to those of Treasuries and agencies.

      ANALYSIS. For the fiscal year ended 1997, the Short-Duration Government Portfolio Class A shares posted a 4.62% return compared to a 4.58% return for its benchmark, the Merrill Lynch 1-3 Year Short-Term Treasury Index.

      The onset of the year was greeted with a highly anticipated Federal Reserve ease in short-term interest rates with the Fed lowering the targeted Federal Funds rate an additional 25 basis points to 5.25%. Shortly thereafter and throughout the balance of the year, interest rates continued to rise as signs of a heated economy and concerns over inflation surfaced. However, later in the year as bond-friendly economic data indicated that perhaps the economy was not gaining steam and inflation remained subdued, the Federal Reserve continued to leave monetary policy unchanged and the bond market rallied.

[LINE GRAPH DEPICTING THE COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST SHORT-DURATION GOVERNMENT PORTFOLIO, CLASS A, VERSUS THE MERRILL LYNCH 1-3 YEAR SHORT-TERM TREASURY INDEX]

            Plot points for Short-Duration Government are as follows:
                        SEI Daily Income Trust Corporate
                             Daily Income Portfolio
                                2/28/87 - 10,000
                                1/31/89 - 10,588
                                1/31/90 - 11,139
                                1/31/91 - 12,142
                                1/31/92 - 13,354
                                1/31/93 - 14,689
                                1/31/94 - 15,665
                                1/31/95 - 16,362
                                1/31/96 - 18,210
                                1/31/97 - 19,051

                           MERRILL LYNCH ONE-THREE YEAR
                            SHORT-TERM TREASURY INDEX
                                2/28/87 - 10,000
                                1/31/89 - 10,606
                                1/31/90 - 11,175
                                1/31/91 - 12,304
                                1/31/92 - 13,614
                                1/31/93 - 15,041
                                1/31/94 - 16,179
                                1/31/95 - 17,214
                                1/31/96 - 19,003
                                1/31/97 - 19,873

                          AVERAGE ANNUAL TOTAL RETURN 1
                                    ONE YEAR
                                     RETURN
                                  Class A 4.62%
                                  Class B 4.40%

                                   ANNUALIZED
                                     3 YEAR
                                     RETURN
                                  Class A 5.20%
                                  Class B 4.95%

                                   ANNUALIZED
                                     5 YEAR
                                     RETURN
                                  Class A 5.34%
                                  Class B 5.02%

                                   ANNUALIZED
                                    INCEPTION
                                     TO DATE
                                  Class A 6.68%
                                  Class B 5.98%

1 FOR THE PERIOD ENDED JANUARY 31, 1997. PAST
  PERFORMANCE IS NO INDICATION OF FUTURE
  PERFORMANCE. CLASS A SHARES WERE OFFERED
  BEGINNING 2/17/87 AND CLASS B SHARES WERE
  OFFERED BEGINNING 11/5/90.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1997

SHORT-DURATION GOVERNMENT (CONCLUDED)

      Throughout the year, the Portfolio focused on enhancing yield and return through sector selection. The weight to both agency and agency mortgage-backed securities was increased significantly as a means to boost yield. Enhanced return was realized as agency and mortgage spreads tightened relative to Treasuries. In particular, the Portfolio favored callable agency, short collateralized mortgage obligations, and discount pass-through mortgage securities.

      Yield curve structure also contributed to return. For most of the year a bulleted yield curve structure was maintained, and at year-end the Portfolio assumed a more evenly distributed structure to take advantage of a flatter yield curve. In the wake of interest rate volatility, duration posture remained neutral to slightly longer.


                   INTERMEDIATE-DURATION GOVERNMENT PORTFOLIO
WELLINGTON MANAGEMENT COMPANY

     OBJECTIVES. The Intermediate-Duration Government Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Portfolio invests in those securities issued by the U.S. Government and backed by its full faith and credit and securities issued by the U.S. Government agencies. The weighted average maturity of the Portfolio is three to five years. The Portfolio seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.

     STRATEGY. The Portfolio's weighted average maturity will be managed to take advantage of

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST INTERMEDIATE-DURATION GOVERNMENT PORTFOLIO, VERSUS THE MERRILL LYNCH 3-5 YEAR INTERMEDIATE TREASURY INDEX]

             Plot points for Intermediate - Duration are as follows:
       SEI Daily Income Trust Intermediate-Duration Government Portfolio
                                2/28/87 - 10,000
                                1/31/88 - 10,496
                                1/31/89 - 10,938
                                1/31/90 - 12,026
                                1/31/91 - 13,356
                                1/31/92 - 14,884
                                1/31/93 - 16,296
                                1/31/94 - 17,346
                                1/31/95 - 16,967
                                1/31/96 - 19,445
                                1/31/97 - 19,991

                       MERRILL LYNCH 3-5 YEAR INTERMEDIATE
                                 TREASURY INDEX
                                2/28/87 - 10,000
                                1/31/88 - 10,512
                                1/31/89 - 10,943
                                1/31/90 - 12,155
                                1/31/91 - 13,597
                                1/31/92 - 15,314
                                1/31/93 - 17,023
                                1/31/94 - 18,341
                                1/31/95 - 17,965
                                1/31/96 - 20,688
                                1/31/97 - 21,297

                          AVERAGE ANNUAL TOTAL RETURN1

                                    ONE YEAR
                                     RETURN
                                      2.81%

                                   ANNUALIZED
                                     3 YEAR
                                     RETURN
                                      4.84%

                                   ANNUALIZED
                                     5 YEAR
                                     RETURN
                                      6.08%

                                   ANNUALIZED
                                    INCEPTION
                                     TO DATE
                                      7.23%


1 FOR THE PERIOD ENDED JANUARY 31, 1997. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 2/17/87.


anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. The Portfolio focuses on Treasury and agency securities, and agency mortgage-backed securities will be utilized when their prospects for enhancing income and total return are judged to be attractive.

      ANALYSIS. For the fiscal year ended January 31, 1997, the Intermediate-Duration Government Portfolio gained 2.81%, underperforming the Merrill Lynch 3-5 Year Intermediate Treasury Index return of 2.93%. The strategy's slightly longer duration and barbell yield curve posture earlier in the year were the primary detractors from relative performance. Significant exposures to mortgage-backed and agency debt contributed positively to returns.

================================================================================

INTERMEDIATE-DURATION GOVERNMENT (CONCLUDED)

      The bond market got off to a difficult start during the fiscal year, as political uncertainty combined with mixed economic data left the timing and direction of the next Fed move in question. The unexpected surge in February employment shocked the broad bond market, resulting in the largest one day drop in nearly a decade. Strong economic data continued throughout the remainder of the year, with employment data continuing to cause volatility within the fixed income markets. However, the short-term Fed Funds and discount rates remained unchanged by the Fed as increased economic activity had not yet translated into increased inflationary pressures. The broad fixed income market posted strong rallies during October and November amid moderate growth and tame inflation. The bond market again reversed its direction in December and January, as renewed signs of a strong economy and tight labor market, combined with comments by Fed chairman Alan Greenspan, renewed investor fears of a Fed rate increase. Yields in the 3-5 year area of the Treasury curve ended the year over 100 basis points higher than the previous January's levels. Shorter-term yields rose less, resulting in a steepening of the short end of the yield curve. As a result, the Portfolio's modestly long duration posture early in the year, combined with a barbell yield curve posture, detracted from relative returns for the period.

      Mortgage-backed securities performed extremely well in this environment of rising interest rates, providing nearly 100 basis points of outperformance versus comparable Treasury instruments. This outperformance can be attributed to decreased prepayment concerns as a result of higher mortgage rates and strong investor demand for yield in an environment of tight corporate spreads. The Portfolio benefited throughout the year from 20-30% exposures in the mortgage-backed sector. In particular, seasoned securities strongly outperformed new issues. This "tiering" of mortgage securities according to origination year was a main theme in the mortgage market throughout the fiscal year. Mortgage investors began to recognize the extra value inherent in older securities which have gone through one or more refinancing cycles. Commitments to these seasoned mortgages contributed positively to performance throughout the year.

      Current yield levels are viewed as high given current and expected levels of inflation. With no expectation of a Fed tightening, the Portfolio will maintain a neutral to slightly long duration position. Given a stable to falling outlook on rates, mortgage positions will be discount coupons and seasoned premium issues, which exhibit less prepayment sensitivity.

                                 GNMA PORTFOLIO
WELLINGTON MANAGEMENT COMPANY

      OBJECTIVES. The GNMA Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Portfolio invests primarily in mortgage-backed securities issued by the Government National Mortgage Association and backed by the full faith and credit of the U.S. Government.

      STRATEGY. The Portfolio's investment strategy emphasizes the distribution of security coupon rates, the weighted average coupon rate, and the selection of appropriate underlying mortgage types. The selection of coupon rates affects the sensitivity of the Portfolio to changes in the reinvestment risk associated with loan prepayment. The Portfolio will there-

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1997

GNMA (CONTINUED)

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST GNMA PORTFOLIO, VERSUS THE SALOMON 30 YEAR GNMA INDEX]

                      PLOT POINTS FOR GNMA ARE AS FOLLOWS:
                           SEI DAILY INCOME TRUST GNMA
                                    PORTFOLIO
                                3/31/87 - 10,000
                                1/31/88 - 10,402
                                1/31/89 - 11,043
                                1/31/90 - 12,317
                                1/31/91 - 13,886
                                1/31/92 - 15,620
                                1/31/93 - 17,321
                                1/31/94 - 18,376
                                1/31/95 - 17,924
                                1/31/96 - 20,624
                                1/31/97 - 21,593


                                 SALOMON 30-YEAR
                                   GNMA INDEX
                                3/31/87 - 10,000
                                1/31/88 - 10,537
                                1/31/89 - 11,225
                                1/31/90 - 12,630
                                1/31/91 - 14,336
                                1/31/92 - 16,208
                                1/31/93 - 17,883
                                1/31/94 - 18,966
                                1/31/95 - 18,963
                                1/31/96 - 21,883
                                1/31/97 - 23,148

                          AVERAGE ANNUAL TOTAL RETURN1

                                    ONE YEAR
                                     RETURN
                                      4.70%

                                   ANNUALIZED
                                     3 YEAR
                                     RETURN
                                      5.52%

                                   ANNUALIZED
                                     5 YEAR
                                     RETURN
                                      6.70%

                                   ANNUALIZED
                                    INCEPTION
                                     TO DATE
                                      7.99%


 1 FOR THE PERIOD ENDED JANUARY 31, 1997. PAST PERFORMANCE IS NO INDICATION
   OF FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 3/20/87.



fore tend to purchase somewhat lower coupons when interest rates are expected to fall, and somewhat higher coupons when interest rates are expected to be stable or rising.

      ANALYSIS. For the fiscal year ended January 31, 1997, the GNMA Portfolio gained 4.70%, underperforming the Lehman GNMA Index return of 5.60%, but strongly outperforming the Lipper GNMA Average return of 3.90%. The strategy's longer duration posture and emphasis on discount coupon structures subtracted from performance relative to the Lehman benchmark. However, a 100% investment in GNMA pass-throughs and emphasis on seasoned securities boosted performance relative to the peer group universe.

      The bond market got off to a difficult start during the fiscal year, as political uncertainty combined with mixed economic data left the timing and direction of the next Fed move in question. The unexpected surge in February employment shocked the broad bond market, resulting in the largest one day drop in nearly a decade. Strong economic data continued throughout the remainder of the year, with employment data continuing to cause volatility within the fixed income markets. However, the short-term Fed Funds and discount rates remained unchanged by the Fed as increased economic activity had not yet translated into increased inflationary pressures. The broad fixed income market posted strong rallies during October and November amid moderate growth and tame inflation. The bond market again reversed its direction in December and January, as renewed signs of a strong economy and tight labor market, combined with comments by Fed chairman Alan Greenspan, renewed investor fears of a Fed rate increase. Yields on 30-year Treasury bonds ended the year nearly 77 basis points higher than the previous January's levels. As a result, the Portfolio's modestly long duration posture, which was maintained throughout the year, significantly detracted from returns for the period.

      Mortgage-backed securities performed extremely well in this environment of rising interest rates, providing nearly 100 basis points of outperformance versus comparable Treasury instruments. This outperformance can be attributed to decreased prepayment concerns as a result of higher mortgage rates and strong investor demand for yield in an environment of tight corporate spreads. The Portfolio benefited throughout the year from remaining fully

================================================================================

GNMA (CONCLUDED)

invested in 30-year GNMA mortgage-backed securities and avoiding investment in Treasury issues. Premium coupon issues outperformed discount mortgages throughout the year, and the Portfolio's emphasis on discount coupons thus subtracted from performance. Seasoned securities strongly outperformed new issues. This "tiering" of mortgage securities according to origination year was a main theme in the mortgage market throughout the fiscal year. Mortgage investors began to recognize the extra value inherent in older securities which have gone through one or more refinancing cycles. Commitments to these seasoned mortgages contributed positively to performance throughout the year.

      Current yield levels are viewed as high given current and expected levels of inflation. Going forward, the Portfolio will therefore maintain a long relative duration posture. In addition, the Portfolio will likely remain fully invested in GNMA mortgage securities and avoid Treasuries on a relative value basis.

                        CORPORATE DAILY INCOME PORTFOLIO
WELLINGTON MANAGEMENT COMPANY

      OBJECTIVES. The Corporate Daily Income Portfolio seeks to provide higher current income than that typically offered by a money market portfolio while maintaining a high degree of liquidity and minimal principal volatility. The Portfolio invests in U.S. Treasury and agency obligations, short average life mortgage-backed issues, and short-term investment grade corporate securities. The duration of the Portfolio will range between six and eighteen months.

      STRATEGY. The Corporate Daily Income Portfolio seeks to provide a return in excess of the Merrill Lynch One-Year Treasury Index and to manage risk through the adviser's use of sector strategies, security selection and duration management. In determining the average maturity and duration position of the Portfolio, the adviser considers the shape of the yield curve, the extent of a yield change, and the period of time over which rates are likely to rise, fall or remain stable. Investment in short average life mortgage-backed issues and short-term investment grade securities is emphasized when relative spreads are attractive and incremental yields serve to enhance total return.

      ANALYSIS. For the fiscal year ended 1997, the Corporate Daily Income Portfolio returned 5.21% compared to it's benchmark, the Merrill Lynch One-Year Treasury Index return of 5.35%.

      The onset of the year was greeted with a highly anticipated Federal Reserve ease in short-term interest rates with the Fed lowering the targeted Federal Funds rate an additional 25 basis points to 5.25%. Shortly thereafter and throughout the most part of the year, interest rates continued to rise as signs of a heated economy and concerns over inflation surfaced. However, later in the year as bond-friendly economic data indicated that perhaps the economy was not gaining steam and inflation remained subdued, the Federal Reserve continued to leave monetary policy unchanged and the bond market rallied.

      The Portfolio maintained its overall strategy of enhanced yield and return through an overweight to income producing sectors such as asset-backed and corporates. In addition, exposure to floating rate notes benefited
7

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1997


CORPORATE DAILY INCOME (CONCLUDED)

performance. The Portfolio was able to take advantage of relative value opportunities in the corporate sector and continued to add to its mortgage allocation in an effort to boost yield.

       Duration posture was altered throughout the year. A more defensive posture was maintained during the first half of the year, but this was not enough to combat the rise in interest rates and thus dampened performance. Subsequently, as rates decreased and the yield curve flattened, duration of the Portfolio was lengthened.

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST CORPORATE DAILY INCOME PORTFOLIO, VERSUS THE MERRILL LYNCH ONE-YEAR TREASURY INDEX]

              Plot points for CORPORATE DAILY INCOME are as follows:
                        SEI DAILY INCOME TRUST CORPORATE
                             DAILY INCOME PORTFOLIO
                                9/30/93 - 10,000
                                1/31/94 - 10,114
                                1/31/95 - 10,376
                                1/31/96 - 11,274
                                1/31/97 - 11,861

                             MERRILL LYNCH ONE-YEAR
                                 TREASURY INDEX
                                9/30/93 - 10,000
                                1/31/94 - 10,113
                                1/31/95 - 10,426
                                1/31/96 - 11,211
                                1/31/97 - 11,811

                          AVERAGE ANNUAL TOTAL RETURN 1
                             CORPORATE DAILY INCOME

                                    ONE YEAR
                                     RETURN
                                      5.21%

                                   ANNUALIZED
                                     3 YEAR
                                     RETURN
                                      5.45%

                                   ANNUALIZED
                                    INCEPTION
                                     TO DATE
                                      5.24%


1 FOR THE PERIOD ENDED JANUARY 31, 1997. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 9/28/93.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST--JANUARY 31, 1997


MONEY MARKET PORTFOLIO
-------------------------------------------------------------
                                         FACE
DESCRIPTION                          AMOUNT (000) VALUE (000)
-------------------------------------------------------------
COMMERCIAL PAPER -- 60.5%
   ABN AMRO Bank
     5.500%, 02/28/97                  $ 3,000      $2,987
   American Express Credit
     5.300%, 03/28/97                    4,000       3,968
   Avon Capital
     5.380%, 03/18/97                    1,000         994
   Bank of Scotland
     5.300%, 05/12/97                    3,000       2,956
   Banque National de Paris
     5.370%, 05/30/97                    1,075       1,056
   Bear Stearns
     5.310%, 02/13/97                    3,000       2,995
     5.380%, 04/14/97                    7,000       6,925
   BHF Finance
     5.300%, 04/11/97                    4,000       3,959
   Canadian Wheat Board
     5.550%, 03/13/97                    3,000       2,982
   Centric Funding
     5.360%, 02/25/97                    5,000       4,982
     5.350%, 03/06/97                    5,000       4,975
   Chevron
     5.310%, 02/12/97                    3,000       2,995
   Chrysler Financial
     5.350%, 02/13/97                    4,000       3,993
   Cie de Saint Gobain
     5.300%, 02/14/97                    5,000       4,990
     5.310%, 04/28/97                    3,000       2,962
   Clipper Receivables
     5.400%, 02/14/97                    5,000       4,990
     5.340%, 02/18/97                    5,248       5,235
     5.330%, 02/28/97                    3,883       3,867
   Commercial Credit
     5.300%, 02/06/97                   10,000       9,993
   Corporate Receivables
     5.370%, 04/10/97                    6,725       6,657
   CPC International
     5.320%, 04/16/97                    4,000       3,956
   Delaware Funding
     5.330%, 04/28/97                   10,000       9,876
   Eureka Securities
     5.350%, 02/03/97                    2,125       2,124
     5.350%, 02/28/97                   10,000       9,960
   Falcon Asset Security
     5.350%, 02/10/97                    2,275       2,272
   First Chicago Finance
     5.350%, 04/15/97                    4,000       3,957
   General Electric Capital
     5.400%, 03/17/97                    5,000       4,967
     5.300%, 03/31/97                    2,350       2,330
   General Motors Acceptance
     5.620%, 03/14/97                    4,000       3,974
     5.495%, 07/14/97                    8,000       7,801


------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
   Goldman Sachs
     5.360%, 04/11/97                  $ 5,000     $ 4,949
   Government Development
     Bank of Puerto Rico
     5.380%, 02/10/97                    5,000       4,993
   Hitachi America
     5.400%, 03/12/97                    7,800       7,754
   IBM
     5.300%, 02/18/97                    4,000       3,990
   ING Finance
     5.340%, 02/05/97                   10,000       9,994
   Island Finance
     5.360%, 04/21/97                    9,500       9,388
   Kitty Hawk Funding
     5.400%, 03/14/97                   10,000       9,939
   Matterhorn Capital
     5.370%, 02/21/97                    6,370       6,351
   Merrill Lynch
     5.350%, 04/15/97                    5,000       4,946
   National Fuel and Gas
     5.420%, 03/17/97                    5,000       4,967
   Pepsico
     5.350%, 02/05/97                    5,000       4,997
   Ranger Funding
     5.320%, 02/18/97                    3,000       2,992
     5.370%, 04/30/97                    7,000       6,908
   Rose Funding
     5.400%, 02/28/97                    5,000       4,980
   SunTrust Bank
     5.350%, 06/30/97                    5,000       4,889
   Toshiba America
     5.750%, 04/01/97                    1,200       1,189
     5.410%, 05/16/97                    5,000       4,922
   Unifunding
     5.390%, 05/12/97                    4,780       4,708
   Westpac Capital
     5.300%, 05/09/97                    4,000       3,943
                                                ----------
Total Commercial Paper
   (Cost $242,477)                                 242,477
                                                ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.0%
   FFCB
     5.600%, 06/03/97                    5,000       4,998
   SLMA
     5.390%, 02/04/97 (A)               15,000      15,000
                                                ----------
Total U.S. Government Agency Obligations
   (Cost $19,998)                                   19,998
                                                ----------

FLOATING RATE INSTRUMENTS -- 5.8%
   BancOne
     5.230%, 02/04/97 (A)               10,000       9,989

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST--JANUARY 31, 1997


MONEY MARKET PORTFOLIO (concluded)
-------------------------------------------------------------
                                         FACE
DESCRIPTION                          AMOUNT (000) VALUE (000)
-------------------------------------------------------------
   Caterpillar
     5.657%, 03/20/97 (A)               $  100    $    100
   Corestates Capital
     5.430%, 02/25/97 (A)                4,000       4,000
   Ford Motor Credit
     5.580%, 02/04/97 (A)                  500         500
   People's Security Life
     5.670%, 05/01/97 (A)                4,000       4,000
   Travelers Insurance
     5.687%, 05/01/97 (A)                4,000       4,000
   Wells Fargo
     5.543%, 03/19/97 (A)                  500         500
                                                ----------
Total Floating Rate Instruments
   (Cost $23,089)                                   23,089
                                                ----------

CERTIFICATES OF DEPOSIT/BANK NOTES -- 16.0%
   Abbey National
     5.500%, 11/26/97                   10,000       9,977
   Bank of New York
     5.550%, 03/19/97                    5,000       5,000
   Bank of Tokyo
     5.610%, 04/15/97                    2,000       2,000
   Bank of Tokyo - Mitsubishi
     5.880%, 04/23/97                    5,000       4,999
   Bankers Trust of New York
     5.450%, 05/01/97                   10,000      10,000
   Chase Manhattan Bank
     5.500%, 07/01/97                    5,000       5,000
   First Bank of South Dakota
     5.300%, 02/26/97                    5,000       5,000
   First National Bank of Boston
     5.470%, 02/28/97                    3,000       3,000
   First of America Bank
     5.400%, 02/04/97                    4,000       4,000
   Republic National Bank
     5.440%, 04/30/97                    5,000       5,000
   Societe Generale
     5.770%, 05/15/97                    3,000       3,001
   SouthTrust Bank
     5.500%, 04/30/97                    3,000       3,000
   Wilmington Trust
     5.410%, 03/26/97                    4,000       4,000
                                                ----------
Total Certificates of Deposit/Bank Notes
   (Cost $63,977)                                   63,977
                                                ----------

CORPORATE BOND -- 0.5%
   Coca Cola Enterprises
     6.500%, 11/15/97                    1,980       1,990
                                                ----------
Total Corporate Bond
   (Cost $1,990)                                     1,990
                                                ----------
-----------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
MUNICIPAL BOND-- 0.5%
   DeKalb County, Georgia, RB
     5.450%, 02/07/97 (A)              $ 1,900   $   1,900
                                                ----------
Total Municipal Bond
   (Cost $1,900)                                     1,900
                                                ----------

REPURCHASE AGREEMENTS -- 15.6%
   Lehman Brothers
     5.60%, dated 01/31/97,
     matures 02/03/97, repurchase
     price $12,505,833 (collateralized
     by U.S. Treasury obligation, par
     value $12,545,000, 6.125%, matures
     09/30/00: market value
     $12,749,824) (B)                   12,500      12,500
   Union Bank of Switzerland
     5.61%, dated 01/31/97, matures
     02/03/97, repurchase price
     $50,023,375 (collateralized by
     various FHLMC obligations
     ranging in par value $253,244-
     $18,193,130, 6.500%-7.000%,
     01/01/27; with total market
     value of $51,000,416) (B)          50,000      50,000
                                                ----------
Total Repurchase Agreements
   (Cost $62,500)                                   62,500
                                                ----------
Total Investments -- 103.9%
   (Cost $415,931)                                 415,931
                                                ----------
OTHER ASSETS AND LIABILITIES -- (3.9%)
   Other Assets and Liabilities, Net               (15,581)
                                                ----------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no
   par value) based on
   369,067,508 outstanding shares of
   beneficial interest                             369,067
Portfolio Shares of Class B
   (unlimited authorization -- no par
   value) based on 768,679 outstanding
   shares of beneficial interest                       769
Portfolio Shares of Class C
   (unlimited authorization -- no
   par value) based on 30,529,535
   outstanding shares of beneficial interest        30,529
Accumulated Net Realized Loss
   on Investments                                      (15)
                                                ----------
TOTAL NET ASSETS -- 100.0%                        $400,350
                                                ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================

--------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE-- CLASS B              $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE-- CLASS C              $1.00
                                                ==========
(A) FLOATING RATE INSTRUMENT. RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 1997. THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.
(B)      TRI-PARTY REPURCHASE AGREEMENT
FFCB     FEDERAL FARM CREDIT BANK
FHLMC    FEDERAL HOME LOAN MORTGAGE CORPORATION
RB       REVENUE BOND
SLMA     STUDENT LOAN MARKETING ASSOCIATION

GOVERNMENT PORTFOLIO
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 81.2%
   FFCB
     5.342%, 02/28/97                  $53,000     $52,806
     5.420%, 04/01/97                    3,000       2,974
     5.550%, 05/02/97                    5,000       4,998
     5.600%, 06/03/97                   33,000      32,985
     5.439%, 06/23/97                   23,000      22,526
   FHLB
     5.320%, 02/05/97 (A)               15,000      14,995
     5.360%, 02/24/97                   43,500      43,366
     5.352%, 02/27/97                   21,500      21,425
     5.443%, 04/17/97                    6,490       6,419
     5.480%, 07/03/97                   16,235      15,874
     5.485%, 07/08/97                    6,930       6,771
     5.730%, 01/27/98                   10,000       9,993
   FHLMC
     5.661%, 02/03/97                    3,900       3,899
     5.319%, 02/14/97                   10,400      10,380
     5.390%, 02/18/97                   22,768      22,712
     5.451%, 03/17/97                    5,000       4,968
     5.457%, 03/21/97                   20,000      19,858
     5.383%, 04/01/97                   22,000      21,811
     5.383%, 04/09/97                   15,964      15,808
     5.453%, 06/13/97                       57          56
     5.499%, 06/13/97                   29,042      28,479
     5.484%, 06/20/97                   11,200      10,972
   FNMA
     5.380%, 02/04/97 (A)               22,000      22,000
     5.411%, 03/17/97                   15,000      14,904
     5.415%, 03/28/97                   37,440      37,141
     5.378%, 04/15/97                   12,425      12,293
     5.388%, 04/15/97                   20,515      20,297

-------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
     5.434%, 04/28/97                 $  5,215   $   5,150
     5.376%, 04/29/97                   23,740      23,442
     5.387%, 05/19/97                   10,640      10,476
     5.250%, 06/09/97 (A)               50,000      49,980
     5.453%, 06/12/97                    5,000       4,905
     5.485%, 06/25/97                   20,000      19,578
   SLMA
     5.383%, 03/31/97                   45,000      44,619
                                                ----------
Total U.S. Government Agency Obligations
   (Cost $638,860)                                 638,860
                                                ----------

U.S. TREASURY OBLIGATION -- 1.3%
   U.S. Treasury Note
     6.500%, 05/15/97                   10,000      10,022
                                                ----------
Total U.S. Treasury Obligation
   (Cost $10,022)                                   10,022
                                                ----------

REPURCHASE AGREEMENTS -- 32.5%
   Lehman Brothers
     5.60%, dated 01/31/97, matures
     02/03/97, repurchase price
     $20,809,707 (collateralized by
     U.S. Treasury obligation, par
     value $18,960,000, 8.750%,
     matures 08/15/00: market
     value $21,203,223) (B)             20,800      20,800
   Morgan Stanley
     5.61%, dated 01/31/97, matures
     02/03/97, repurchase price
     $85,039,738 (collateralized by
     various GNMA obligations ranging
     in par value $4,209,596 -$33,060,404,
     8.000%-8.500%, 09/20/26-12/20/26;
     with total market value of
     $86,866,406) (B)                   85,000      85,000
   Union Bank of Switzerland
     5.61%, dated 01/31/97, matures
     02/03/97, repurchase price
     $150,070,125 (collateralized by
     various GNMA obligations ranging in
     par value $25,000- $21,705,000,
     7.000%-17.000%, 11/15/97-11/15/25;
     with total market value of
     $153,000,642) (B)                 150,000     150,000
                                                ----------
Total Repurchase Agreements
   (Cost $255,800)                                 255,800
                                                ----------
Total Investments -- 115.0%
   (Cost $904,682)                                 904,682
                                                ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1997


GOVERNMENT PORTFOLIO (concluded)
-------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (15.0%)
   Investment Securities Purchased               $(117,598)
   Other Assets and Liabilities                       (381)
                                                 ---------
TOTAL OTHER ASSETS AND LIABILITIES, NET           (117,979)
                                                 ---------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no
   par value) based on 116,379,480
   outstanding shares of beneficial interest       116,379
Portfolio Shares of Class B
   (unlimited authorization -- no
   par value) based on 53,149,085
   outstanding shares of beneficial interest        53,149
Portfolio Shares of Class G
   (unlimited authorization -- no
    par value) based on 617,317,700
   outstanding shares of beneficial interest       617,318
Accumulated Net Realized Loss
   on Investments                                     (148)
Undistributed Net Investment Income                      5
                                                 ---------
TOTAL NET ASSETS-- 100.0%                        $ 786,703
                                                 =========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $1.00
                                                 =========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS B             $1.00
                                                 =========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS G             $1.00
                                                 =========
(A) FLOATING RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 1997. THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.
(B) TRI-PARTY REPURCHASE AGREEMENT
FFCB FEDERAL FARM CREDIT BANK
FHLB FEDERAL HOME LOAN BANK
FHLMC FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
SLMA STUDENT LOAN MARKETING ASSOCIATION

GOVERNMENT II PORTFOLIO

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 100.0%
   FFCB
     5.353%, 02/03/97                  $ 5,000     $ 4,999
     5.303%, 02/04/97                   10,795      10,790
     5.330%, 02/04/97 (A)               20,000      19,995
     5.328%, 02/06/97                    5,380       5,376
     5.396%, 02/21/97                    6,865       6,845
-------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
     5.353%, 02/24/97                 $ 27,000    $ 26,909
     5.450%, 03/12/97                    1,600       1,591
     5.435%, 04/23/97                    2,000       1,976
     5.389%, 04/30/97                   25,000      24,683
     5.402%, 04/30/97                   15,000      14,810
     5.550%, 05/02/97                   45,000      44,986
     5.450%, 05/27/97                    1,075       1,057
     5.600%, 06/03/97                   25,000      24,988
     5.483%, 06/19/97                   16,000      15,677
     5.486%, 06/23/97                    5,870       5,748
     5.447%, 07/02/97                   25,000      24,452
     5.551%, 10/30/97                    7,000       6,721
     5.566%, 11/07/97                    6,860       6,578
   FHLB
     5.320%, 02/05/97 (A)               20,000      19,993
     5.390%, 02/10/97                    1,000         999
     5.388%, 02/20/97                    1,650       1,645
     5.360%, 02/27/97                   45,865      45,691
     5.420%, 03/27/97                    8,500       8,433
     5.478%, 03/27/97                   14,000      13,888
     5.395%, 04/15/97                   28,845      28,538
     5.437%, 04/17/97                   10,000       9,890
     5.450%, 05/27/97                    5,000       4,917
     5.440%, 06/11/97                    3,765       3,694
     5.453%, 06/12/97                    2,265       2,222
     5.486%, 06/23/97                    6,870       6,727
     5.478%, 06/30/97                    3,235       3,165
     5.479%, 06/30/97                   12,760      12,482
     5.730%, 01/27/98                   10,000       9,993
   SLMA
     5.569%, 02/03/97                   30,000      29,991
     5.370%, 02/04/97 (A)               35,000      35,000
     5.380%, 02/04/97 (A)               30,000      30,000
     5.550%, 02/04/97 (A)               30,000      30,034
     5.388%, 02/06/97                  100,000      99,927
     5.410%, 02/08/97 (A)               44,450      44,452
     5.390%, 02/10/97 (A)               20,000      20,000
     5.356%, 03/10/97                   25,000      24,865
     5.352%, 03/27/97                   42,350      42,018
     5.383%, 03/31/97                    8,380       8,309
                                                ----------
Total U.S. Government Agency Obligations
   (Cost $785,054)                                 785,054
                                                ----------
Total Investments -- 100.0%
   (Cost $785,054)                                 785,054
                                                ----------
OTHER ASSETS AND LIABILITIES -- 0.0%
   Other Assets and Liabilities, Net                  (357)
                                                ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================

-------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no
   par value) based on 762,243,139
   outstanding shares of beneficial interest      $762,243
Portfolio Shares of Class B
   (unlimited authorization -- no
   par value) based on 16,323,254
   outstanding shares of beneficial interest        16,323
Portfolio Shares of Class C
   (unlimited authorization -- no
   par value) based on 6,359,381
   outstanding shares of beneficial interest         6,360
Accumulated Net Realized Loss
   on Investments                                     (229)
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $784,697
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS B             $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS C             $1.00
                                                  ========

(A) FLOATING RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 1997. THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.
FFCB    FEDERAL FARM CREDIT BANK
FHLB    FEDERAL HOME LOAN BANK
SLMA    STUDENT LOAN MARKETING ASSOCIATION


PRIME OBLIGATION PORTFOLIO
COMMERCIAL PAPER -- 60.8%
   American Express Credit
     5.300%, 03/28/97                  $50,000     $49,592
     5.320%, 06/25/97                   50,000      48,936
   American General Finance
     5.290%, 02/14/97                   30,000      29,943
     5.290%, 02/19/97                   30,000      29,921
     5.340%, 05/22/97                   25,000      24,592
   American Home Products
     5.320%, 02/24/97                   25,000      24,915
   Associates Corp of North America
     5.310%, 02/11/97                   20,000      19,971
     5.330%, 03/11/97                   50,000      49,719
   Bear Stearns
     5.310%, 02/13/97                   10,000       9,982
     5.380%, 04/14/97                   50,000      49,462
     5.350%, 04/23/97                   25,000      24,699


------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
   BT Securities
     5.360%, 02/13/97                  $45,000     $44,920
   Centric Funding
     5.350%, 02/14/97                   15,000      14,971
     5.350%, 03/14/97                   21,000      20,872
   CIT Group Holdings
     5.350%, 06/30/97                   60,000      58,671
   Clipper Receivables
     5.400%, 02/14/97                   15,000      14,971
     5.350%, 02/18/97                   30,000      29,924
   Corporate Receivables
     5.290%, 02/14/97                   50,000      49,904
   Delaware Funding
     5.310%, 02/18/97                   40,000      39,900
   Enterprise Funding
     5.350%, 02/20/97                   10,010       9,982
     5.340%, 03/13/97                   13,724      13,643
   Equitable Resources
     5.320%, 02/27/97                    8,000       7,969
   Falcon Asset Securitization
     5.360%, 02/13/97                   18,750      18,717
   First Chicago Finance
     5.310%, 02/19/97                   10,000       9,973
   Ford Motor Credit
     5.500%, 03/24/97                   45,000      44,649
     5.360%, 07/09/97                   50,000      48,824
   General Electric Capital
     5.530%, 02/10/97                   40,000      39,945
     5.400%, 03/17/97                   15,000      14,901
     5.340%, 06/16/97                   50,000      48,999
     5.350%, 07/15/97                   20,000      19,513
   Gillette
     5.290%, 03/05/97                    8,800       8,759
   Goldman Sachs
     5.360%, 04/11/97                   40,000      39,589
   IBM Credit
     5.300%, 02/27/97                   40,000      39,847
     5.370%, 04/16/97                   15,000      14,834
   Island Finance
     5.300%, 02/20/97                   10,300      10,271
   Kitty Hawk Funding
     5.350%, 02/20/97                   11,116      11,085
     5.380%, 03/03/97                   80,023      79,664
     5.350%, 03/14/97                    9,000       8,945
     5.400%, 03/14/97                   10,000       9,939
     5.440%, 03/17/97                   10,000       9,934
   Merrill Lynch
     5.320%, 02/03/97                   50,000      49,985
     5.330%, 02/14/97                   25,000      24,952
     5.350%, 04/09/97                   25,000      24,751
   Morgan Stanley
     5.370%, 02/14/97                   40,000      39,922

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1997


PRIME OBLIGATION PORTFOLIO (concluded)
-----------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   National Fuel and Gas
     5.350%, 03/11/97                  $10,000    $  9,944
     5.360%, 03/11/97                   10,000       9,943
   National Rural Utility
     5.290%, 03/03/97                   45,000      44,802
   NationsBank
     5.370%, 07/08/97                   25,000      24,415
   Northern Indiana Public Service
     5.320%, 02/13/97                   20,000      19,965
   Pitney Bowes Credit
     5.490%, 03/10/97                   15,000      14,915
   PPG Industries
     5.410%, 02/20/97                   31,615      31,525
   Preferred Receivables Funding
     5.350%, 02/28/97                   30,000      29,880
     5.320%, 04/29/97                    8,000       7,897
   Prudential Funding
     5.360%, 06/23/97                   50,000      48,943
   Ranger Funding
     5.310%, 02/13/97                   15,000      14,973
     5.350%, 02/20/97                   11,050      11,019
     5.350%, 04/21/97                   15,000      14,824
   Sears Roebuck Acceptance
     5.320%, 02/11/97                   50,000      49,926
   Transamerica Finance
     5.300%, 03/19/97                   70,000      69,526
                                                 ---------
Total Commercial Paper
   (Cost $1,687,954)                             1,687,954
                                                 ---------

CERTIFICATES OF DEPOSIT/BANK NOTES -- 13.7%
   Bank of America
     5.500%, 06/19/97                   20,000      19,999
   Bankers Trust
     5.450%, 05/01/97                   40,000      40,001
   Chase Manhattan Bank
     5.730%, 02/03/97                   40,000      40,000
     5.450%, 05/01/97                   50,000      50,000
     5.500%, 07/01/97                   25,000      25,000
   First Alabama Bank
     5.530%, 02/03/97                   25,000      25,000
     5.400%, 03/04/97                   20,000      20,000
     5.450%, 04/29/97                   46,000      46,000
   First Bank of South Dakota
     5.300%, 02/26/97                  100,000      99,993
   First of America Bank
     5.400%, 02/04/97                   16,000      16,000
                                                 ---------
Total Certificates of Deposit/Bank Notes
   (Cost $381,993)                                 381,993
                                                 ---------

FLOATING RATE INSTRUMENTS -- 16.2%
   Allstate
     5.741%, 02/01/97 (A)               15,000      15,000
-----------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   ABS Investment Trust 1996-M
     5.484%, 02/17/97 (A)              $40,000   $  40,000
   Bank One Columbus
     5.230%, 02/04/97 (A)               82,000      81,913
   CIT Group Holdings
     5.794%, 04/16/97 (A)                8,000       8,004
   Corestates Capital
     5.460%, 02/17/97 (A)               15,000      15,000
     5.430%, 02/25/97 (A)               16,000      16,000
   Key Bank
     5.370%, 02/03/97 (A)               25,000      24,990
   People's Security Life
     5.670%, 05/01/97 (A)               73,000      73,000
   SMM Trust 1996-B
     5.613%, 02/04/97 (A)               30,000      30,000
   SMM Trust 1996-I
     5.488%, 03/03/97 (A)               50,000      50,000
   SouthTrust Bank
     5.521%, 03/17/97 (A)               35,000      34,993
   Travelers Insurance
     5.687%, 05/01/97 (A)               60,000      60,000
                                                 ---------
Total Floating Rate Instruments
   (Cost $448,900)                                 448,900
                                                 ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.1%
   FFCB
     5.600%, 06/03/97                   35,000      34,984
     5.476%, 06/30/97                   35,000      34,238
   FNMA
     5.380%, 02/04/97 (A)              100,000     100,000
   SLMA
     5.390%, 02/04/97 (A)               47,600      47,600
     5.400%, 02/04/97 (A)               16,000      16,001
     5.410%, 02/04/97 (A)               30,000      30,004
     5.410%, 02/08/97 (A)               17,000      17,000
                                                 ---------
Total U.S. Government Agency Obligations
   (Cost $279,827)                                 279,827
                                                 ---------
Total Investments -- 100.8%
   (Cost $2,798,674)                             2,798,674
                                                 ---------
OTHER ASSETS AND LIABILITIES -- (0.8%)
   Other Assets and Liabilities, Net               (21,715)
                                                 ---------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no
   par value) based on 2,626,469,485
   outstanding shares of beneficial interest     2,626,470
Portfolio Shares of Class B
   (unlimited authorization -- no
   par value) based on 146,273,215
   outstanding shares of beneficial interest       146,273

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================


--------------------------------------------------------------
                                          FACE
DESCRIPTION                           AMOUNT (000) VALUE (000)
--------------------------------------------------------------
Portfolio Shares of Class C
   (unlimited authorization -- no
   par value) based on 4,332,310
   outstanding shares of beneficial interest    $    4,332
Accumulated Net Realized Loss
   on Investments                                     (118)
Undistributed net investment income                      2
                                                ----------
TOTAL NET ASSETS-- 100.0%                       $2,776,959
                                                ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS B             $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS C             $1.00
                                                ==========

(A) FLOATING RATE INSTRUMENT. RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 1997. THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.
FFCB    FEDERAL FARM CREDIT BANK
FNMA    FEDERAL NATIONAL MORTGAGE ASSOCIATION
SLMA    STUDENT LOAN MARKETING ASSOCIATION


TREASURY PORTFOLIO
U.S. TREASURY OBLIGATIONS -- 30.9%
   U.S. Treasury Bills
     5.428%, 11/13/97                   $2,000     $ 1,918
     5.429%, 11/13/97                    2,000       1,918
     5.436%, 11/13/97                    5,000       4,796
   U.S. Treasury Notes
     6.750%, 02/28/97                    4,500       4,504
     6.875%, 02/28/97                    5,000       5,006
     6.875%, 04/30/97                    9,000       9,025
     6.500%, 05/15/97                      500         501
     5.250%, 12/31/97                    1,000         996
                                                   -------
Total U.S. Treasury Obligations
   (Cost $28,664)                                   28,664
                                                   -------

REPURCHASE AGREEMENTS -- 69.2%
   J.P. Morgan
     5.53%, dated 01/31/97, matures
     02/03/97, repurchase price
     $14,006,452 (collateralized by
     U.S. Treasury obligation, par
     value $14,104,000, 6.000%,
     matures 05/31/98: market
     value $14,285,604)                 14,000      14,000

------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
   Lehman Brothers
     5.55%, dated 01/31/97, matures
     02/03/97, repurchase price
     $298,138 (collateralized by
     U.S. Treasury STRIPS, par
     value $1,425,000, 0.000%,
     matures 11/15/18: market
     value $310,333)                  $    298    $    298
   Lehman Brothers
     5.60%, dated 01/31/97, matures
     02/03/97, repurchase price
     $20,009,333 (collateralized by
     U.S. Treasury obligation, par
     value $20,445,000, 5.750%,
     matures 10/31/00: market
     value $20,398,862) (A)             20,000      20,000
   Swiss Bank
     5.56%, dated 01/31/97, matures
     02/03/97, repurchase price
     $15,006,950 (collateralized by
     U.S. Treasury obligation, par
     value $14,950,000, 6.875%,
     matures 08/15/25: market
     value $15,311,636) (A)             15,000      15,000
   Union Bank of Switzerland
     5.56%, dated 01/31/97, matures
     02/03/97, repurchase price
     $15,006,950 (collateralized by
     U.S. Treasury obligation, par
     value $13,530,000, 8.750%,
     matures 11/15/08: market
     value $15,303,944) (A)             15,000      15,000
                                                   -------
Total Repurchase Agreements
   (Cost $64,298)                                   64,298
                                                   -------
Total Investments -- 100.1%
   (Cost $92,962)                                   92,962
                                                   -------
OTHER ASSETS AND LIABILITIES -- (0.1%)
   Other Assets and Liabilities, Net                  (134)
                                                   -------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no
   par value) based on 67,919,205
   outstanding shares of beneficial interest        67,919
Portfolio Shares of Class C
   (unlimited authorization -- no
   par value) based on 24,903,739
   outstanding shares of beneficial interest        24,903
Accumulated Net Realized Loss
   on Investments                                       (1)
Undistributed Net Investment Income                      7
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $92,828
                                                   =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1997


TREASURY PORTFOLIO (concluded)
-------------------------------------------------------------
                                         FACE
DESCRIPTION                          AMOUNT (000) VALUE (000)
-------------------------------------------------------------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS C             $1.00
                                                  ========
(A)  TRI-PARTY REPURCHASE AGREEMENT
STRIPS  SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL
        OF SECURITIES

TREASURY II PORTFOLIO
U.S. TREASURY OBLIGATIONS -- 98.7%
   U.S. Treasury Bills
     5.072%, 04/03/97                 $ 50,000    $ 49,579
     5.083%, 04/03/97                   50,000      49,579
     5.149%, 04/03/97                   26,150      25,928
     5.152%, 04/03/97                    9,375       9,295
     5.189%, 04/03/97                   20,765      20,587
     5.308%, 04/03/97                   10,730      10,637
     5.146%, 04/17/97                    5,665       5,606
     5.154%, 04/24/97                    1,780       1,760
     5.155%, 04/24/97                    8,050       7,958
     5.183%, 04/24/97                   12,760      12,613
     5.134%, 05/01/97                   34,740      34,311
     5.139%, 05/01/97                   33,000      32,592
     5.160%, 05/01/97                   25,530      25,214
     5.230%, 05/01/97                   22,485      22,203
     5.243%, 05/22/97                   25,000      24,613
     5.460%, 11/13/97                   10,000       9,588
   U.S. Treasury Notes
     6.750%, 02/28/97                  211,000     211,245
     6.875%, 02/28/97                  100,000     100,119
     6.625%, 03/31/97                   75,000      75,153
     6.875%, 03/31/97                   60,000      60,146
     6.500%, 04/30/97                   40,000      40,113
                                                  --------
Total U.S. Treasury Obligations
   (Cost $828,839)                                 828,839
                                                  --------
Total Investments -- 98.7%
   (Cost $828,839)                                 828,839
                                                  --------
OTHER ASSETS AND LIABILITIES -- 1.3%
   Other Assets and Liabilities, Net              $ 10,555
                                                  --------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no
   par value) based on 780,684,434
   outstanding shares of beneficial interest       780,684
Portfolio Shares of Class B
   (unlimited authorization -- no
   par value) based on 54,142,944
   outstanding shares of beneficial interest        54,143

------------------------------------------------------------
                                        FACE       MARKET
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
Portfolio Shares of Class C
   (unlimited authorization -- no
   par value) based on 4,528,194
   outstanding shares of beneficial interest      $  4,528
Accumulated Net Realized Loss
   on Investments                                     (178)
Undistributed Net Investment Income                    217
                                                  --------
TOTAL NET ASSETS-- 100.0%                         $839,394
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS B             $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS C             $1.00
                                                  ========

SHORT-DURATION GOVERNMENT PORTFOLIO
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 40.8%
   FFCB MTN
     6.750%, 05/14/99                   $9,000     $ 9,026
   FHLB
     6.940%, 03/14/97                    3,000       3,005
   FHLMC
     7.000%, 05/29/01                    5,000       5,023
   FNMA
     5.390%, 08/05/98                    4,000       3,967
     6.850%, 05/26/00                    6,000       6,038
   FNMA MTN
     5.410%, 06/25/98                    3,000       2,978
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $29,906)                                   30,037
                                                  --------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 34.5%
   FHLMC
     6.500%, 11/01/99                    4,845       4,865
     6.500%, 12/01/01                    4,960       4,958
     6.500%, 10/01/07                    3,118       3,098
     7.000%, 11/01/10                    1,908       1,911
     7.000%, 01/01/11                      872         873
     7.000%, 02/01/11                       41          41
     7.000%, 03/01/11                      889         890
     7.000%, 04/01/11                    1,074       1,076
   FNMA
     6.500%, 04/01/00                    4,712       4,720
     6.000%, 11/25/03                    1,090       1,074

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================

-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   GNMA
     7.500%, 01/15/11                  $    51     $    52
     7.500%, 02/15/11                    1,777       1,812
                                                   -------
Total U.S. Government Mortgage-Backed Bonds
   (Cost $25,340)                                   25,370
                                                   -------

U.S. TREASURY OBLIGATIONS -- 20.5%
   U.S. Treasury Notes
     5.250%, 12/31/97                   10,000       9,973
     6.625%, 06/30/01                    5,000       5,068
                                                   -------
Total U.S. Treasury Obligations
   (Cost $15,008)                                   15,041
                                                   -------

REPURCHASE AGREEMENT -- 3.6%
   Paine Webber
     5.52%, dated 01/31/97, matures
     02/03/97, repurchase price
     $2,683,234 (collateralized by
     U.S. Treasury obligation, par
     value $2,725,000, 5.000%, matures
     02/15/99: market
     value $2,738,606)                   2,682       2,682
                                                   -------
Total Repurchase Agreement
   (Cost $2,682)                                     2,682
                                                   -------
Total Investments -- 99.4%
   (Cost $72,936)                                   73,130
                                                   -------
OTHER ASSETS AND LIABILITIES -- 0.6%
   Other Assets and Liabilities, Net                   428
                                                   -------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no
   par value) based on 7,388,212
   outstanding shares of beneficial interest        74,890
Portfolio Shares of Class B
   (unlimited authorization -- no
   par value) based on 1,376
   outstanding shares of beneficial interest            13
Accumulated Net Realized
   Loss on Investments                              (1,524)
Net Unrealized Gain on Investments                     194
Distributions in Excess of
   Net Investment Income                               (15)
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $73,558
                                                   =======

------------------------------------------------------------
                                        FACE       MARKET
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $9.95
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS B             $9.94
                                                  ========
FFCB     FEDERAL FARM CREDIT BANK
FHLB     FEDERAL HOME LOAN BANK
FHLMC    FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN      MEDIUM TERM NOTE


INTERMEDIATE-DURATION GOVERNMENT PORTFOLIO
U.S. TREASURY OBLIGATIONS -- 45.8%
   U.S. Treasury Bonds
     10.750%, 02/15/03                $  4,500   $   5,477
     11.625%, 11/15/04                   1,000       1,311
     12.000%, 08/15/13                   5,000       7,092
   U.S. Treasury Notes
      7.875%, 04/15/98                   6,000       6,148
      8.875%, 11/15/98                   6,300       6,613
      7.500%, 10/31/99                  18,500      19,157
      8.500%, 02/15/00                   5,500       5,859
      6.625%, 07/31/01                   9,500       9,632
                                                 ---------
Total U.S. Treasury Obligations
   (Cost $62,045)                                   61,289
                                                 ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 25.1%
   Agency for International Development
     5.450%, 02/15/01                      750         726
     6.750%, 08/15/04                    4,000       4,015
   FHLMC
     7.974%, 04/20/05                      655         658
     7.350%, 05/16/05                      750         753
   FNMA
     5.640%, 02/20/01                    5,000       4,855
   FNMA ARM
     6.084%, 02/01/97 (A)                  973         966
   Private Export Funding
     7.900%, 03/31/00                    5,450       5,688
     8.350%, 01/31/01                    4,665       4,968
     8.400%, 07/31/01                    1,600       1,716
     6.900%, 01/31/03                    2,875       2,925
     8.750%, 06/30/03                    5,670       6,308
                                                 ---------
Total U.S. Government Agency Obligations
   (Cost $34,048)                                   33,578
                                                 ---------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1997

INTERMEDIATE-DURATION
GOVERNMENT PORTFOLIO (concluded)
------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 26.5%
   FHLMC
     6.250%, 07/01/03             $   404      $  396
     7.250%, 03/15/04                 430         432
     5.750%, 05/15/05               1,000         984
     5.650%, 07/15/05                 700         687
     5.750%, 01/15/06                 639         630
     8.000%, 01/15/06                 500         513
     6.000%, 10/15/06                 830         803
     6.000%, 08/15/07                 400         392
     5.500%, 04/15/08               1,000         947
     5.500%, 08/01/08                 113         108
     5.500%, 09/01/08                 191         182
     8.250%, 01/01/09                 600         617
     6.500%, 09/01/10               6,647       6,537
     6.500%, 04/01/11                 849         835
     5.000%, 02/15/17               1,000         971
     7.000%, 02/25/19                 500         498
     6.000%, 06/15/19                 866         846
     6.500%, 06/25/19               2,100       2,094
     6.500%, 09/15/21                 570         545
     7.000%, 05/01/24               1,326       1,301
     7.000%, 10/01/25               1,888       1,852
   FNMA
     7.750%, 10/25/00               1,100       1,105
     6.000%, 09/25/05                 500         497
     6.500%, 02/25/07                 400         401
     7.500%, 03/01/07                 340         341
     8.000%, 05/01/08                 397         406
     8.000%, 06/01/08                 378         387
     7.500%, 06/01/09                 156         156
     9.500%, 05/01/18                 547         591
   GNMA
     8.250%, 05/15/06                 229         237
     8.250%, 06/15/06                 146         150
     8.250%, 04/15/08                 180         186
     8.250%, 05/15/08                 356         367
     8.250%, 06/15/08                 488         504
     8.250%, 07/15/08                 168         173
     8.500%, 05/20/16                 367         378
     8.500%, 09/20/16                  21          22
     8.500%, 11/20/16                 858         885
     8.500%, 04/20/17                  19          19
     8.500%, 05/20/17                 438         451
     8.750%, 05/20/17                 561         581
     8.750%, 06/20/17                 163         169
     8.500%, 07/20/17                 307         317
     8.750%, 07/20/17                 238         246


     8.500%, 08/20/17                 214         221
     8.750%, 10/20/17                  44          45
     8.750%, 11/20/17                 193         200
     8.500%, 01/20/18                 150         155
     8.500%, 02/20/18                 181         187
     7.500%, 05/15/22                 387         388
     7.500%, 04/15/23                 163         163


------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
------------------------------------------------------------
     8.000%   04/15/23            $    87    $     89
     7.000%, 08/15/23               1,834       1,797
     8.000%, 08/15/23                 725         741
     8.000%, 09/15/23                 603         616
     8.000%, 12/15/23                  27          27
                                             --------
Total U.S. Government Mortgage-Backed Bonds
   (Cost $35,312)                              35,368
                                             --------

REPURCHASE AGREEMENT -- 2.1%
   Paine Webber
     5.52%, dated 01/31/97,
     matures 02/03/97, repurchase
     price $2,821,297 (collateralized
     by U.S. Treasury obligation, par
     value $2,635,000, 7.500%, matures
     11/15/24: market value
     $2,871,368)                    2,820       2,820
                                             --------
Total Repurchase Agreement
   (Cost $2,820)                                2,820
                                             --------
Total Investments -- 99.5%
   (Cost $134,225)                           $133,055
                                             --------
OTHER ASSETS AND LIABILITIES -- 0.5%
   Other Assets and Liabilities, Net              620
                                             --------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no
   par value) based on 13,669,989
   outstanding shares of beneficial interest  140,578
Accumulated Net Realized Loss on Investments   (5,733)
Net Unrealized Loss on Investments             (1,170)
                                             --------
TOTAL NET ASSETS -- 100.0%                   $133,675
                                             ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A        $9.78
                                             ========
(A) FLOATING RATE INSTRUMENT. RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 1997. THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.
ARM      ADJUSTABLE RATE MORTGAGE
FHLMC    FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================

GNMA PORTFOLIO


-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
GNMA -- 94.1%
   GNMA
      6.500%, 09/15/10-05/15/24        $19,357    $ 18,521
      7.000%, 01/15/23-09/15/23         23,708      23,233
      7.500%, 02/15/17-07/15/26         18,530      18,576
      8.000%, 12/15/21-07/15/24         10,759      11,000
      8.500%, 08/15/08-10/15/20          4,034       4,188
      9.000%, 05/15/16-05/15/22          7,039       7,433
      9.500%, 06/15/09-12/15/20          8,661       9,330
     10.000%, 02/15/13-07/15/20          3,065       3,370
     10.500%, 03/15/18                      45          50
     11.500%, 04/15/10-02/15/13             77          87
     12.000%, 01/15/13-04/15/14             12          13
     12.500%, 12/15/06-07/15/15             56          65
                                                  --------
Total GNMA
   (Cost $96,278)                                   95,866
                                                  --------

REPURCHASE AGREEMENT -- 5.7%
   Paine Webber
     5.52%, dated 01/31/97,
     matures 02/03/97, repurchase
     price $5,852,691 (collateralized
     by U.S. Treasury obligation,
     par value $5,885,000, 6.500%,
     matures 05/15/05: market
     value $5,970,963)                   5,850       5,850
                                                  --------
Total Repurchase Agreement
   (Cost $5,850)                                     5,850
                                                  --------
Total Investments -- 99.8%
   (Cost $102,128)                                 101,716
                                                  --------
OTHER ASSETS AND LIABILITIES -- 0.2%
   Other Assets and Liabilities, Net                   171
                                                  --------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no
   par value) based on 10,578,159
   outstanding shares of beneficial interest       114,319
Accumulated Net Realized
   Loss on Investments                             (12,114)
Net Unrealized Loss on Investments                    (412)
Undistributed Net Investment Income                     94
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $101,887
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $9.63
                                                  ========
GNMA  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION


CORPORATE DAILY INCOME
PORTFOLIO
------------------------------------------------------------
                                        FACE       MARKET
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
CORPORATE OBLIGATIONS -- 17.0%
   Caterpillar MTN
     5.474%, 04/01/97 (A)               $1,000      $  994
   Citicorp MTN
     5.625%, 02/11/97 (A)                2,000       2,001
   Ford Motor Credit
     5.469%, 02/18/97 (A)                1,500       1,491
   General Motors Acceptance
     4.918%, 03/25/97 (A)                1,000         999
   International Lease Finance
     5.794%, 04/15/97 (A)                1,000       1,000
   NationsBank MTN
     5.713%, 03/19/97 (A)                2,000       2,000
   Sears Roebuck MTN
     5.430%, 03/10/97 (A)                1,000         995
                                                   -------
Total Corporate Obligations
   (Cost $9,490)                                     9,480
                                                   -------

COMMERCIAL PAPER -- 4.6%
   Goldman Sachs
     5.370%, 02/05/97                    1,500       1,499
   Ranger Funding
     5.420%, 02/03/97                    1,057       1,057
                                                   -------
Total Commercial Paper
   (Cost $2,556)                                     2,556
                                                   -------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 35.9%
   FHLB
     5.997%, 09/30/97                    5,000       5,009
   FHLMC
     6.655%, 05/20/99                    5,000       5,010
     6.500%, 01/14/00                    5,000       5,014
   FNMA
     5.530%, 10/29/97                    5,000       4,992
                                                   -------
Total U.S. Government Agency Obligations
   (Cost $20,001)                                   20,025
                                                   -------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 17.0%
   FNMA
     5.679%, 02/25/97 (A)                  783         785
     6.000%, 04/01/01                    8,776       8,679
                                                   -------
Total U.S. Government
   Mortgage-Backed Obligations
   (Cost $9,544)                                     9,464
                                                   -------

ASSET-BACKED SECURITIES -- 16.0%
   Airplanes Pass Through
     Trust 1-A2
     5.804%, 02/18/97 (A)                1,000       1,003

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1997

CORPORATE DAILY INCOME
PORTFOLIO (concluded)
-----------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
-----------------------------------------------------------
   Daimler-Benz Auto Grantor
     Trust 93-A
     3.900%, 10/15/98                  $    61   $      61
   Daimler-Benz Auto Grantor
     Trust 95-A A
     5.850%, 05/15/02                      528         528
   Ford Credit Grantor Trust 93-B
     4.300%, 07/15/98                       84          84
   Ford Credit Grantor Trust 95-B A
     5.900%, 10/15/00                      603         602
   General Motors Acceptance 93-A A
     4.150%, 03/16/98                       16          16
   General Motors Acceptance 93-B A
     4.000%, 09/15/98                       72          71
   General Motors Grantor Trust 95 A1
     7.150%, 03/15/00                      503         509
   IBM Credit Receivables Lease
     Asset Master Trust 93-1 A
     4.550%, 11/15/00                    1,262       1,249
   Main Place Funding 95-2
     5.733%, 04/25/97 (A)                1,000       1,001
   MBNA Master Credit 94-DA
     5.630%, 02/03/97 (A)                1,500       1,502
   Navistar Financial Trust 96-A B2
     5.930%, 11/20/99                    1,000       1,000
   Premier Auto Trust 93-4 A2
     4.650%, 02/02/99                      113         113
   Premier Auto Trust 93-6 A2
     4.650%, 11/02/99                      323         320
   Premier Auto Trust 95-2 A4
     7.050%, 07/04/98                      879         887
                                                  --------
Total Asset Backed Securities
   (Cost $8,933)                                     8,946
                                                  --------

REPURCHASE AGREEMENT -- 8.9%
   Paine Webber
     5.52%, dated 01/31/97,
     matures 02/03/97, repurchase
     price $4,946,274 (collateralized
     by U.S. Treasury obligation,
     par value $4,980,000, 6.000%,
     matures 11/30/97: market
     value $5,045,679)                   4,944       4,944
                                                  --------
Total Repurchase Agreement
   (Cost $4,944)                                     4,944
                                                  --------
Total Investments -- 99.4%
   (Cost $55,468)                                   55,415
                                                  --------
OTHER ASSETS AND LIABILITIES -- 0.6%
   Other Assets and Liabilities, Net                   368
                                                  --------

------------------------------------------------------------
                                                  MARKET
DESCRIPTION                                     VALUE (000)
------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no
   par value) based on 28,059,842
   outstanding shares of beneficial interest       $55,839
Accumulated Net Realized Loss on Investments            (3)
Net Unrealized Loss on Investments                     (53)
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $55,783
                                                   =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $1.99
                                                   =======
(A) FLOATING RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 1997. THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.
FHLB    FEDERAL HOME LOAN BANK
FHLMC   FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA    FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN     MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENTS OF OPERATIONS (000)
================================================================================
SEI DAILY INCOME TRUST--FOR THE YEAR ENDED JANUARY 31, 1997

                                                        ---------       ----------      -------------     ----------       ---------

                                                          MONEY                                              PRIME
                                                         MARKET         GOVERNMENT      GOVERNMENT II     OBLIGATION       TREASURY
                                                        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                        ---------       ----------      -------------     ----------       ---------
Interest Income                                          $8,596           $42,696          $42,198         $153,409         $4,580
                                                         ------           -------          -------         --------         ------
EXPENSES:
   Management fees                                          516             1,894            1,493            5,342            204
   Less management fees waived                             (385)             (812)            (338)          (1,097)          (148)
   Less contribution from management                         --                --               --               --             --
   Investment advisory fees                                  39               199              199              712             22
   Less investment advisory fees waived                     (33)             (155)            (137)            (485)           (20)
   Distribution fees (1)                                    382             5,046            1,564            5,751            222
   Less distribution fees waived                           (283)             (773)          (1,448)          (5,040)          (141)
   Custodian/wire agent fees                                 72                94              100              323             54
   Trustee fees                                               2                13               13               46              1
   Registration fees                                         13               201               95              303             36
   Other                                                     24                99               86              279             15
   Amortization of deferred
     organizational costs                                    --                --               --               --             --
                                                         ------           -------          -------         --------         ------
   Total expenses, net                                      347             5,806            1,627            6,134            245
                                                         ------           -------          -------         --------         ------
   NET INVESTMENT INCOME                                  8,249            36,890           40,571          147,275          4,335
                                                         ------           -------          -------         --------         ------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from security
     transactions                                            (6)             (148)             (83)             (96)            (1)
                                                         ------           -------          -------         --------         ------
   Net change in unrealized appreciation
     (depreciation) of investments                           --                --               --               --             --
                                                         ------           -------          -------         --------         ------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS    $8,243           $36,742          $40,488         $147,179         $4,334
                                                         ======           =======          =======         ========         ======

                                                         -----------      ----------        ------------       ---------
                                                                            SHORT-          INTERMEDIATE-
                                                                           DURATION           DURATION
                                                         TREASURY II      GOVERNMENT         GOVERNMENT          GNMA
                                                          PORTFOLIO        PORTFOLIO          PORTFOLIO        PORTFOLIO
                                                         -----------      ----------        ------------       ---------
Interest Income                                           $28,403           $4,388             $9,005            $9,041
                                                          -------           ------             ------            ------
EXPENSES:
   Management fees                                          1,310              249                519               395
   Less management fees waived                               (297)             (27)               (27)               (8)
   Less contribution from management                           --               --                 --                --
   Investment advisory fees                                   138               71                148               124
   Less investment advisory fees waived                       (93)             (14)               (11)               (3)
   Distribution fees (1)                                    1,139              138                280               236
   Less distribution fees waived                           (1,006)            (133)              (268)             (124)
   Custodian/wire agent fees                                   63               12                 24                44
   Trustee fees                                                 8                1                  2                 2
   Registration fees                                          128                8                 20                13
   Other                                                       73               15                 34                25
   Amortization of deferred
     organizational costs                                      --               --                 --                --
                                                          -------           ------             ------            ------
   Total expenses, net                                      1,463              320                721               704
                                                          -------           ------             ------            ------
   NET INVESTMENT INCOME                                   26,940            4,068              8,284             8,337
                                                          -------           ------             ------            ------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from security
     transactions                                            (141)              60              1,192              (414)
                                                          -------           ------             ------            ------
   Net change in unrealized appreciation
     (depreciation) of investments                             --             (944)            (5,738)           (2,894)
                                                          -------           ------             ------            ------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS     $26,799           $3,184             $3,738            $5,029
                                                          =======           ======             ======            ======

                                                              ---------      ------------
                                                              CORPORATE         SHORT-
                                                                DAILY          DURATION
                                                               INCOME          MORTGAGE
                                                              PORTFOLIO      PORTFOLIO (2)
                                                              ---------      ------------
Interest Income                                                 $2,916            $33
                                                                ------            ---
EXPENSES:
   Management fees                                                 175              2
   Less management fees waived                                     (66)            (2)
   Less contribution from management                                --             (1)
   Investment advisory fees                                         50             --
   Less investment advisory fees waived                            (23)            --
   Distribution fees (1)                                            98             --
   Less distribution fees waived                                   (94)            --
   Custodian/wire agent fees                                         9              1
   Trustee fees                                                      1             --
   Registration fees                                                 7
   Other                                                            10             --
   Amortization of deferred
     organizational costs                                           15              2
                                                                ------            ---
   Total expenses, net                                             182              2
                                                                ------            ---
   NET INVESTMENT INCOME                                         2,734             31
                                                                ------            ---
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from security
     transactions                                                   57              5
                                                                ------            ---
   Net change in unrealized appreciation
     (depreciation) of investments                                (334)           (41)
                                                                ------            ---
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS           $2,457            $(5)
                                                                ======            ===

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION AND SHAREHOLDER SERVICING FEES.
(2) SHORT-DURATION MORTGAGE PORTFOLIO CLOSED ON JUNE 4, 1996.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
22 & 23

STATEMENTS OF CHANGES IN NET ASSETS (000)
================================================================================
SEI DAILY INCOME TRUST--FOR THE YEARS ENDED JANUARY 31

                                                                        -----------------------     ----------------------
                                                                                 MONEY
                                                                                MARKET                     GOVERNMENT
                                                                        -----------------------     ----------------------
                                                                            1997          1996          1997        1996
                                                                        -----------------------     ----------------------
OPERATIONS:
     Net investment income                                                 $ 8,249      $ 9,302     $  36,890    $  25,812
     Net realized gain (loss) from security transactions                        (6)          27          (148)          79
                                                                        ----------   ----------    ----------   ----------
     Net increase in net assets from operations                              8,243        9,329        36,742       25,891
                                                                        ----------   ----------    ----------   ----------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                (7,294)      (8,897)       (4,797)        (260)
     Class B                                                                  (161)        (335)       (1,539)        (300)
     Class C                                                                  (794)         (70)           --      (25,247)
     Class G                                                                    --           --       (30,559)          --
   Net realized gains:                                                          --           --            --           --
                                                                        ----------   ----------    ----------   ----------
   Total dividends distributed                                              (8,249)      (9,302)      (36,895)     (25,807)
                                                                        ----------   ----------    ----------   ----------

CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE): Class A:
     Proceeds from shares issued                                         1,998,879    1,636,983       730,378      151,613
     Reinvestment of cash distributions                                      1,817          249         1,615           51
     Cost of shares repurchased                                         (1,727,529)  (1,755,356)     (664,375)    (102,903)
                                                                        ----------   ----------    ----------   ----------
     Increase (decrease) in net assets from Class A transactions           273,167     (118,124)       67,618       48,761
                                                                        ----------   ----------    ----------   ----------
   Class B:
     Proceeds from shares issued                                             7,740        9,372       528,207       82,626
     Reinvestment of cash distributions                                         37            9            --            4
     Cost of shares repurchased                                            (13,624)      (9,079)     (490,054)     (67,634)
                                                                        ----------   ----------    ----------   ----------
     Increase (decrease) in net assets from Class B transactions            (5,847)         302        38,153       14,996
                                                                        ----------   ----------    ----------   ----------
   Class C:
     Proceeds from shares issued                                            54,043        8,473            --           --
     Reinvestment of cash distributions                                        325           70            --           --
     Cost of shares repurchased                                            (26,299)      (6,083)           --           --
                                                                        ----------   ----------    ----------   ----------
     Increase in net assets from Class C transactions                       28,069        2,460            --           --
                                                                        ----------   ----------    ----------   ----------
   Class G:
     Proceeds from shares issued                                                --           --     1,761,763    1,365,830
     Reinvestment of cash distributions                                         --           --        23,714       20,121
     Cost of shares repurchased                                                 --           --    (1,711,087)  (1,153,932)
                                                                        ----------   ----------    ----------   ----------
     Increase in net assets from Class G transactions                           --           --        74,390      232,019
                                                                        ----------   ----------    ----------   ----------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM
    CAPITAL SHARE TRANSACTIONS                                             295,389     (115,362)      180,161      295,776
                                                                        ----------   ----------    ----------   ----------
       Net increase (decrease) in net assets                               295,383     (115,335)      180,008      295,860
                                                                        ----------   ----------    ----------   ----------
NET ASSETS:
   Beginning of Period                                                     104,967      220,302       606,695      310,835
                                                                        ----------   ----------    ----------   ----------
   End of Period                                                        $  400,350   $  104,967    $  786,703   $  606,695
                                                                        ==========   ==========    ==========   ==========


                                                                        ----------------------- -------------------------
                                                                                                          PRIME
                                                                             GOVERNMENT II             OBLIGATION
                                                                        ----------------------- -------------------------
                                                                            1997        1996         1997         1996
                                                                        ----------------------- -------------------------
OPERATIONS:
     Net investment income                                              $   40,571   $   46,658 $   147,275   $   139,533
     Net realized gain (loss) from security transactions                       (83)          56         (96)           94
                                                                        ----------   ---------- -----------   -----------
     Net increase in net assets from operations                             40,488       46,714     147,179       139,627
                                                                        ----------   ---------- -----------   -----------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                               (39,711)     (45,683)   (138,844)     (136,749)
     Class B                                                                  (804)        (975)     (8,391)       (2,784)
     Class C                                                                   (56)          --         (38)           --
     Class G                                                                    --           --          --            --
   Net realized gains:                                                          --           --          --            --
                                                                        ----------   ---------- -----------   -----------
   Total dividends distributed                                             (40,571)     (46,658)   (147,273)     (139,533)
                                                                        ----------   ---------- -----------   -----------

CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE): Class A:
     Proceeds from shares issued                                         4,473,934    4,331,859  24,807,352    15,851,570
     Reinvestment of cash distributions                                        632          691      40,591        35,850
     Cost of shares repurchased                                         (4,522,836)  (4,308,644)(24,663,157)  (16,224,177)
                                                                        ----------   ---------- -----------   -----------
     Increase (decrease) in net assets from Class A transactions           (48,270)      23,906     184,786      (336,757)
                                                                        ----------   ---------- -----------   -----------
   Class B:
     Proceeds from shares issued                                            92,880      130,798   2,059,805       544,082
     Reinvestment of cash distributions                                        236          244         128           127
     Cost of shares repurchased                                            (96,469)    (126,567) (2,088,439)     (391,283)
                                                                        ----------   ---------- -----------   -----------
     Increase (decrease) in net assets from Class B transactions            (3,353)       4,475     (28,506)      152,926
                                                                        ----------   ---------- -----------   -----------
   Class C:
     Proceeds from shares issued                                            18,066           --      29,017            --
     Reinvestment of cash distributions                                         --           --          --            --
     Cost of shares repurchased                                            (11,706)          --     (24,685)           --
                                                                        ----------   ---------- -----------   -----------
     Increase in net assets from Class C transactions                        6,360           --       4,332            --
                                                                        ----------   ---------- -----------   -----------
   Class G:
     Proceeds from shares issued                                                --           --          --            --
     Reinvestment of cash distributions                                         --           --          --            --
     Cost of shares repurchased                                                 --           --          --            --
                                                                        ----------   ---------- -----------   -----------
     Increase (decrease) in net assets from Class G transactions                --           --          --            --
                                                                        ----------   ---------- -----------   -----------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM
    CAPITAL SHARE TRANSACTIONS                                             (45,263)      28,381     160,612      (183,831)
                                                                        ----------   ---------- -----------   -----------
       Net increase (decrease) in net assets                               (45,346)      28,437     160,518      (183,737)
                                                                        ----------   ---------- -----------   -----------
NET ASSETS:
   Beginning of Period                                                     830,043      801,606   2,616,441     2,800,178
                                                                        ----------   ---------- -----------   -----------
   End of Period                                                        $  784,697   $  830,043 $ 2,776,959   $ 2,616,441
                                                                        ==========   ========== ===========   ===========


                                                                         --------------------  -----------------------

                                                                               TREASURY               TREASURY II
                                                                         --------------------  -----------------------
                                                                             1997      1996        1997         1996
                                                                         --------------------  -----------------------
OPERATIONS:
     Net investment income                                               $  4,335    $  3,009    $ 26,940     $ 26,441
     Net realized gain (loss) from security transactions                       (1)         11        (141)         103
                                                                         --------    --------  ----------   ----------
     Net increase in net assets from operations                             4,334       3,020      26,799       26,544
                                                                         --------    --------  ----------   ----------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                               (3,621)     (2,644)    (25,532)     (24,600)
     Class B                                                                   --          --      (1,223)      (1,768)
     Class C                                                                 (714)       (365)       (185)         (73)
     Class G                                                                   --          --          --           --
   Net realized gains:                                                         --          --          --           --
                                                                         --------    --------  ----------   ----------
   Total dividends distributed                                             (4,335)     (3,009)    (26,940)     (26,441)
                                                                         --------    --------  ----------   ----------

CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE): Class A:
     Proceeds from shares issued                                          296,378     221,471   4,047,676    3,724,146
     Reinvestment of cash distributions                                       246           1       7,548        6,454
     Cost of shares repurchased                                          (283,519)   (205,791) (3,692,624)  (3,710,125)
                                                                         --------    --------  ----------   ----------
     Increase (decrease) in net assets from Class A transactions           13,105      15,681     362,600       20,475
                                                                         --------    --------  ----------   ----------
   Class B:
     Proceeds from shares issued                                               --          --     195,613      173,790
     Reinvestment of cash distributions                                        --          --           4            2
     Cost of shares repurchased                                                --          --    (167,907)    (192,035)
                                                                         --------    --------  ----------   ----------
     Increase (decrease) in net assets from Class B transactions               --          --      27,710      (18,243)
                                                                         --------    --------  ----------   ----------
   Class C:
     Proceeds from shares issued                                           84,434      40,529      52,451        8,448
     Reinvestment of cash distributions                                        --          --         128           73
     Cost of shares repurchased                                           (74,221)    (25,839)    (51,986)      (4,586)
                                                                         --------    --------  ----------   ----------
     Increase in net assets from Class C transactions                      10,213      14,690         593        3,935
                                                                         --------    --------  ----------   ----------
   Class G:
     Proceeds from shares issued                                               --          --          --           --
     Reinvestment of cash distributions                                        --          --          --           --
     Cost of shares repurchased                                                --          --          --           --
                                                                         --------    --------  ----------   ----------
     Increase (decrease) in net assets from Class G transactions               --          --          --           --
                                                                         --------    --------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM
    CAPITAL SHARE TRANSACTIONS                                             23,318      30,371     390,903        6,167
                                                                         --------    --------  ----------   ----------
       Net increase (decrease) in net assets                               23,317      30,382     390,762        6,270
                                                                         --------    --------  ----------   ----------
NET ASSETS:
   Beginning of Period                                                     69,511      39,129     448,632      442,362
                                                                         --------    --------  ----------   ----------
   End of Period                                                         $ 92,828    $ 69,511   $ 839,394    $ 448,632
                                                                         ========    ========  ==========   ==========

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

24 & 25

STATEMENTS OF CHANGES IN NET ASSETS (000)
================================================================================
SEI DAILY INCOME TRUST--FOR THE YEARS ENDED JANUARY 31

                                                                              ------------------     ------------------
                                                                                     SHORT-             INTERMEDIATE-
                                                                                    DURATION              DURATION
                                                                                   GOVERNMENT            GOVERNMENT
                                                                              ------------------     ------------------
                                                                                 1997     1996         1997      1996
                                                                              ------------------     ------------------
OPERATIONS:
     Net investment income                                                     $ 4,068   $ 4,890     $  8,284  $ 11,693
     Net realized gain (loss) from security transactions                            60      (210)       1,192     1,392
     Net change in unrealized appreciation (depreciation) of investments          (944)    3,207       (5,738)   13,934
                                                                               -------   -------     --------  --------
     Net increase (decrease) in net assets from operations                       3,184     7,887        3,738    27,019
                                                                               -------   -------     --------  --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                    (4,209)   (4,882)      (8,283)  (11,683)
     Class B                                                                        (1)       (7)          --        (5)
     Class D                                                                        --        (1)          (1)       (5)
   Net realized gains:
     Class A                                                                        --        --           --        --
     Class B                                                                        --        --           --        --
     Class D                                                                        --        --           --        --
                                                                               -------   -------     --------  --------
   Total dividends distributed                                                  (4,210)   (4,890)      (8,284)  (11,693)
                                                                               -------   -------     --------  --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued                                                51,283    54,202       52,840    35,080
     Reinvestment of cash distributions                                          1,604     1,484        1,505     1,840
     Cost of shares repurchased                                                (51,748)  (84,705)     (81,096) (130,929)
                                                                               -------   -------     --------  --------
     Increase (decrease) in net assets from Class A transactions                 1,139   (29,019)     (26,751)  (94,009)
                                                                               -------   -------     --------  --------
   Class B:
     Proceeds from shares issued                                                    --         1           --        --
     Reinvestment of cash distributions                                             --        --           --        --
     Cost of shares repurchased                                                    (25)      (98)          --       (96)
                                                                               -------   -------     --------  --------
     Decrease in net assets from Class B transactions                              (25)      (97)          --       (96)
                                                                               -------   -------     --------  --------
   Class D:
     Proceeds from shares issued                                                    --        11           --        26
     Reinvestment of cash distributions                                             --        --           --         4
     Cost of shares repurchased                                                    (11)       --          (66)      (76)
                                                                               -------   -------     --------  --------
     Increase (decrease) in net assets from Class D transactions                   (11)       11          (66)      (46)
                                                                               -------   -------     --------  --------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS        1,103   (29,105)     (26,817)  (94,151)
                                                                               -------   -------     --------  --------
       Net increase (decrease) in net assets                                        77   (26,108)     (31,363)  (78,825)
                                                                               -------   -------     --------  --------
NET ASSETS:
   Beginning of Period                                                          73,481    99,589      165,038   243,863
                                                                               -------   -------     --------  --------
   End of Period                                                               $73,558   $73,481     $133,675  $165,038
                                                                               =======   =======     ========  ========
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued                                                               5,168     5,451        5,428     3,585
     Shares issued in lieu of cash distributions                                   162       149          155       188
     Shares repurchased                                                         (5,220)   (8,542)      (8,317)  (13,494)
                                                                               -------   -------     --------  --------
     Total Class A transactions                                                    110    (2,942)      (2,734)   (9,721)
                                                                               -------   -------     --------  --------
   Class B:
     Shares issued                                                                  --        --           --        --
     Shares issued in lieu of cash distributions                                    --        --           --        --
     Shares repurchased                                                             (3)      (10)          --       (10)
                                                                               -------   -------     --------  --------
     Total Class B transactions                                                     (3)      (10)          --       (10)
                                                                               -------   -------     --------  --------
   Class D:
     Shares issued                                                                  --         1           --         3
     Shares issued in lieu of cash distributions                                    --        --           --        --
     Shares repurchased                                                             (1)       --           (6)       (8)
                                                                               -------   -------     --------  --------
     Total Class D transactions                                                     (1)        1           (6)       (5)
                                                                               -------   -------     --------  --------
     Increase (decrease) in capital shares                                         106    (2,951)      (2,740)   (9,736)
                                                                               =======   =======     ========  ========


                                                                                ------------------   -----------------
                                                                                                          CORPORATE
                                                                                                            DAILY
                                                                                       GNMA                INCOME
                                                                                ------------------   -----------------
                                                                                  1997      1996        1997     1996
                                                                                ------------------   -----------------
OPERATIONS:
     Net investment income                                                      $  8,337  $ 10,622   $  2,734 $  3,164
     Net realized gain (loss) from security transactions                            (414)   (1,931)        57      530
     Net change in unrealized appreciation (depreciation) of investments          (2,894)   13,217       (334)     737
                                                                                --------  --------   -------- --------
     Net increase (decrease) in net assets from operations                         5,029    21,908      2,457    4,431
                                                                                --------  --------   -------- --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                      (8,333)  (10,609)    (2,734)  (3,164)
     Class B                                                                          --        (1)        --       --
     Class D                                                                          (4)      (12)        --       --
   Net realized gains:
     Class A                                                                          --        --        (56)    (168)
     Class B                                                                          --        --         --       --
     Class D                                                                          --        --         --       --
                                                                                --------  --------   -------- --------
   Total dividends distributed                                                    (8,337)  (10,622)    (2,790)  (3,332)
                                                                                --------  --------   -------- --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued                                                  27,248    35,784     32,404   33,220
     Reinvestment of cash distributions                                            1,950     2,093      1,781    1,876
     Cost of shares repurchased                                                  (60,395)  (94,982)   (26,608) (38,151)
                                                                                --------  --------   -------- --------
     Increase (decrease) in net assets from Class A transactions                 (31,197)  (57,105)     7,577   (3,055)
                                                                                --------  --------   -------- --------
   Class B:
     Proceeds from shares issued                                                      --        --         --       --
     Reinvestment of cash distributions                                               --        --         --       --
     Cost of shares repurchased                                                      (14)       --         --       --
                                                                                --------  --------   -------- --------
     Decrease in net assets from Class B transactions                                (14)       --         --       --
                                                                                --------  --------   -------- --------
   Class D:
     Proceeds from shares issued                                                      --        17         --       --
     Reinvestment of cash distributions                                                3        10         --       --
     Cost of shares repurchased                                                     (164)      (49)        --       --
                                                                                --------  --------   -------- --------
     Increase (decrease) in net assets from Class D transactions                    (161)      (22)        --       --
                                                                                --------  --------   -------- --------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS        (31,372)  (57,127)     7,577   (3,055)
                                                                                --------  --------   -------- --------
       Net increase (decrease) in net assets                                     (34,680)  (45,841)     7,244   (1,956)
                                                                                --------  --------   -------- --------
NET ASSETS:
   Beginning of Period                                                           136,567   182,408     48,539   50,495
                                                                                --------  --------   -------- --------
   End of Period                                                                $101,887  $136,567   $ 55,783 $ 48,539
                                                                                ========  ========   ======== ========
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued                                                                 2,840     3,727     16,320   16,731
     Shares issued in lieu of cash distributions                                     205       218        897      942
     Shares repurchased                                                           (6,326)   (9,957)   (13,400) (19,144)
                                                                                --------  --------   -------- --------
     Total Class A transactions                                                   (3,281)   (6,012)     3,817   (1,471)
                                                                                --------  --------   -------- --------
   Class B:
     Shares issued                                                                    --        --         --       --
     Shares issued in lieu of cash distributions                                      --        --         --       --
     Shares repurchased                                                               (2)       --         --       --
                                                                                --------  --------   -------- --------
     Total Class B transactions                                                       (2)       --         --       --
                                                                                --------  --------   -------- --------
   Class D:
     Shares issued                                                                    --         2         --       --
     Shares issued in lieu of cash distributions                                      --         1         --       --
     Shares repurchased                                                              (16)       (5)        --       --
                                                                                --------  --------   -------- --------
     Total Class D transactions                                                      (16)       (2)        --       --
                                                                                --------  --------   -------- --------
     Increase (decrease) in capital shares                                        (3,299)   (6,014)     3,817   (1,471)
                                                                                ========  ========   ======== ========
                                                                                --------------
                                                                                   SHORT-
                                                                                  DURATION
                                                                                  MORTGAGE
                                                                                --------------
                                                                                1997(1)  1996
                                                                                --------------
OPERATIONS:
     Net investment income                                                      $    31   $   174
     Net realized gain (loss) from security transactions                              5        44
     Net change in unrealized appreciation (depreciation) of investments            (41)       31
                                                                                -------   -------
     Net increase (decrease) in net assets from operations                           (5)      249
                                                                                -------   -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                        (29)     (176)
     Class B                                                                         --        --
     Class D                                                                         --        --
   Net realized gains:
     Class A                                                                         --        --
     Class B                                                                         --        --
     Class D                                                                         --        --
                                                                                -------   -------
   Total dividends distributed                                                      (29)     (176)
                                                                                -------   -------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued                                                    338     1,707
     Reinvestment of cash distributions                                              12        53
     Cost of shares repurchased                                                  (2,131)   (3,625)
                                                                                -------   -------
     Increase (decrease) in net assets from Class A transactions                 (1,781)   (1,865)
                                                                                -------   -------
   Class B:
     Proceeds from shares issued                                                     --        --
     Reinvestment of cash distributions                                              --        --
     Cost of shares repurchased                                                      --        --
                                                                                -------   -------
     Decrease in net assets from Class B transactions                                --        --
                                                                                -------   -------
   Class D:
     Proceeds from shares issued                                                     --        --
     Reinvestment of cash distributions                                              --        --
     Cost of shares repurchased                                                      --        --
                                                                                -------   -------
     Increase (decrease) in net assets from Class D transactions                     --        --
                                                                                -------   -------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS        (1,718)   (1,865)
                                                                                -------   -------
       Net increase (decrease) in net assets                                     (1,815)   (1,792)
                                                                                -------   -------
NET ASSETS:
   Beginning of Period                                                            1,815     3,607
                                                                                -------   -------
   End of Period                                                                $    --   $ 1,815
                                                                                =======   =======
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued                                                                   34       174
     Shares issued in lieu of cash distributions                                      1         6
     Shares repurchased                                                            (219)     (370)
                                                                                -------   -------
     Total Class A transactions                                                    (184)     (190)
                                                                                -------   -------
   Class B:
     Shares issued                                                                   --        --
     Shares issued in lieu of cash distributions                                     --        --
     Shares repurchased                                                              --        --
                                                                                -------   -------
     Total Class B transactions                                                      --        --
                                                                                -------   -------
   Class D:
     Shares issued                                                                   --        --
     Shares issued in lieu of cash distributions                                     --        --
     Shares repurchased                                                              --        --
                                                                                -------   -------
     Total Class D transactions                                                      --        --
                                                                                -------   -------
     Increase (decrease) in capital shares                                         (184)     (190)
                                                                                =======   =======

(1) SHORT-DURATION MORTGAGE PORTFOLIO CLOSED ON JUNE 4, 1996.

26 & 27

FINANCIAL HIGHLIGHTS
================================================================================
SEI DAILY INCOME TRUST--FOR THE YEARS ENDED JANUARY 31

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                                          RATIO OF
                                                                                                     RATIO      RATIO        NET
                                                                                                     OF NET      OF      INVESTMENT
                                                                                                     INVEST-  EXPENSES     INCOME
                              NET        DISTRI-   DISTRI-                                            MENT      TO          TO
           NET           REALIZED AND   BUTIONS    BUTIONS                        NET      RATIO OF  INCOME   AVERAGE     AVERAGE
          ASSET    NET    UNREALIZED     FROM NET   FROM                         ASSETS    EXPENSES    TO       NET         NET
          VALUE   INVEST-    GAINS       INVEST-  REALIZED  NET ASSET            END OF       TO     AVERAGE   ASSETS      ASSETS
        BEGINNING  MENT   (LOSSES) ON     MENT     CAPITAL  VALUE END   TOTAL    PERIOD     AVERAGE    NET   (EXCLUDING (EXCLUDING
        OF PERIOD INCOME  SECURITIES     INCOME     GAINS    PERIOD     RETURN   (000)    NET ASSETS  ASSETS   WAIVERS)   WAIVERS)

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------
MONEY MARKET PORTFOLIO
-----------------------

CLASS A
  1997     $1.00   $0.05      $--         $(0.05)    $--      $1.00      5.44%  $369,052      0.16%   5.33%    0.63%        4.86%
  1996      1.00    0.06       --          (0.06)     --       1.00      5.98     95,891      0.20    5.88     0.45         5.63
  1995      1.00    0.04       --          (0.04)     --       1.00      4.55    213,988      0.21    4.49     0.45         4.25
  1994      1.00    0.03       --          (0.03)     --       1.00      2.98    203,803      0.35    2.95     0.44         2.86
  1993      1.00    0.04       --          (0.04)     --       1.00      3.60    264,450      0.35    3.56     0.39         3.52
CLASS B
  1997      1.00    0.05       --          (0.05)     --       1.00      5.13        770      0.50    4.96     0.76         4.70
  1996      1.00    0.06       --          (0.06)     --       1.00      5.67      6,616      0.50    5.53     0.75         5.28
  1995      1.00    0.04       --          (0.04)     --       1.00      4.24      6,314      0.51    4.49     0.75         4.25
  1994      1.00    0.03       --          (0.03)     --       1.00      2.68      2,334      0.65    2.65     0.74         2.56
  1993      1.00    0.04       --          (0.04)     --       1.00      3.29        309      0.65    3.47     0.69         3.43
CLASS C
  1997      1.00    0.05       --          (0.05)     --       1.00      4.92     30,528      0.66    4.84     0.92         4.58
  1996(1)   1.00    0.04       --          (0.04)     --       1.00      3.79+     2,460      0.70    5.17     0.96         4.91
-----------------------
GOVERNMENT PORTFOLIO
-----------------------

CLASS A
  1997     $1.00   $0.05      $--         $(0.05)    $--      $1.00      5.33%  $116,373      0.20%   5.22%    0.55%        4.87%
  1996(2)   1.00    0.01       --          (0.01)     --       1.00      1.48+    48,762      0.20    5.55     0.33         5.42
  1994(3)   1.00    0.01       --          (0.01)     --       1.00      3.22         --      0.20    3.04     0.37         2.87
  1993(4)   1.00    0.03       --          (0.03)     --       1.00      3.19     20,022      0.20    3.41     0.38         3.23
CLASS B
  1997      1.00    0.05       --          (0.05)     --       1.00      5.02     53,144      0.50    4.91     0.62         4.79
  1996(5)   1.00    0.02       --          (0.02)     --       1.00      2.39+    14,997      0.50    5.27     0.63         5.14
CLASS G
  1997      1.00    0.05       --          (0.05)     --       1.00      4.69    617,186      0.82    4.59     1.03         4.38
  1996      1.00    0.05       --          (0.05)     --       1.00      5.39    542,936      0.70    5.23     0.84         5.09
  1995(6)   1.00    0.03       --          (0.03)     --       1.00      3.41+   310,835      0.70    4.32     0.89         4.13
-----------------------
GOVERNMENT II PORTFOLIO
-----------------------

CLASS A
  1997     $1.00   $0.05      $--         $(0.05)    $--      $1.00      5.29%  $762,015      0.20%   5.17%    0.45%        4.92%
  1996      1.00    0.06       --          (0.06)     --       1.00      5.83    810,365      0.20    5.69     0.29         5.60
  1995      1.00    0.04       --          (0.04)     --       1.00      4.39    786,405      0.20    4.33     0.30         4.23
  1994      1.00    0.03       --          (0.03)     --       1.00      3.02    738,040      0.20    2.98     0.29         2.89
  1993      1.00    0.04       --          (0.04)     --       1.00      3.57    664,540      0.20    3.48     0.29         3.39
CLASS B
  1997      1.00    0.05       --          (0.05)     --       1.00      4.98     16,323      0.50    4.87     0.56         4.81
  1996      1.00    0.05       --          (0.05)     --       1.00      5.52     19,678      0.50    5.41     0.59         5.32
  1995      1.00    0.04       --          (0.04)     --       1.00      4.08     15,201      0.50    4.33     0.60         4.23
  1994      1.00    0.03       --          (0.03)     --       1.00      2.71     21,462      0.50    2.68     0.60         2.58
  1993      1.00    0.03       --          (0.03)     --       1.00      3.26        338      0.50    3.35     0.59         3.26
CLASS C
  1997 (7)  1.00    0.01       --          (0.01)     --       1.00      4.71      6,359      0.70    4.69     0.75         4.64

================================================================================



                                                                                                                          RATIO OF
                                                                                                     RATIO      RATIO        NET
                                                                                                     OF NET      OF      INVESTMENT
                                                                                                     INVEST-  EXPENSES     INCOME
                              NET        DISTRI-   DISTRI-                                            MENT      TO          TO
           NET           REALIZED AND   BUTIONS    BUTIONS                        NET      RATIO OF  INCOME   AVERAGE     AVERAGE
          ASSET    NET    UNREALIZED     FROM NET   FROM                         ASSETS    EXPENSES    TO       NET         NET
          VALUE   INVEST-    GAINS       INVEST-  REALIZED  NET ASSET            END OF       TO     AVERAGE   ASSETS      ASSETS
        BEGINNING  MENT   (LOSSES) ON     MENT     CAPITAL  VALUE END   TOTAL    PERIOD     AVERAGE    NET   (EXCLUDING (EXCLUDING
        OF PERIOD INCOME  SECURITIES     INCOME     GAINS    PERIOD     RETURN   (000)    NET ASSETS  ASSETS   WAIVERS)   WAIVERS)

-----------------------------------------------------------------------------------------------------------------------------------
--------------------------
PRIME OBLIGATION PORTFOLIO
--------------------------

CLASS A
  1997     $1.00   $0.05      $--         $(0.05)    $--      $1.00   5.38%   $2,626,360      0.20%   5.26%    0.45%        5.01%
  1996      1.00    0.06       --          (0.06)     --       1.00   5.96     2,441,662      0.20    5.82     0.29         5.73
  1995      1.00    0.04       --          (0.04)     --       1.00   4.46     2,778,326      0.20    4.41     0.30         4.31
  1994      1.00    0.03       --          (0.03)     --       1.00   3.10     2,541,126      0.20    3.07     0.28         2.98
  1993      1.00    0.04       --          (0.04)     --       1.00   3.72     2,564,340      0.20    3.62     0.30         3.52
CLASS B
  1997      1.00    0.05       --          (0.05)     --       1.00   5.07       146,267      0.50    4.95     0.56         4.89
  1996      1.00    0.06       --          (0.06)     --       1.00   5.65       174,779      0.50    5.38     0.58         5.30
  1995      1.00    0.04       --          (0.04)     --       1.00   4.15        21,852      0.50    4.55     0.60         4.45
  1994      1.00    0.03       --          (0.03)     --       1.00   2.79         6,312      0.50    2.77     0.58         2.68
  1993      1.00    0.04       --          (0.04)     --       1.00   3.41         4,699      0.47    3.63     0.53         3.57
CLASS C
  1997(8)   1.00    0.04       --          (0.04)     --       1.00   4.85         4,332      0.70    4.79     0.74         4.75
  1995(9)   1.00    0.03       --          (0.03)     --       1.00   2.55+          --       0.70    2.79     0.77         2.72
  1994      1.00    0.03       --          (0.03)     --       1.00   2.59        20,602      0.70    2.57     0.78         2.48
  1993(10)  1.00    0.03       --          (0.03)     --       1.00   3.13        85,325      0.70    3.05     0.83         2.92
-----------------------
TREASURY PORTFOLIO
-----------------------
CLASS A
  1997     $1.00   $0.05      $--         $(0.05)    $--      $1.00   5.32%      $67,924      0.20%   5.19%    0.60%        4.79%
  1996      1.00    0.06       --          (0.06)     --       1.00   5.89        54,820      0.20    5.72     0.36         5.56
  1995      1.00    0.04       --          (0.04)     --       1.00   4.29        39,129      0.20    4.17     0.34         4.03
  1994      1.00    0.03       --          (0.03)     --       1.00   3.00        46,296      0.20    2.96     0.33         2.82
  1993(11)  1.00    0.01       --          (0.01)     --       1.00   2.91        44,624      0.20    2.89     0.42         2.67
CLASS C
  1997      1.00    0.05       --          (0.05)     --       1.00   4.80        24,904      0.70    4.70     0.90         4.50
  1996(12)  1.00    0.03       --          (0.03)     --       1.00   2.68+       14,691      0.70    5.12     0.87         4.95
-----------------------
TREASURY II PORTFOLIO
-----------------------

CLASS A
  1997     $1.00   $0.05      $--         $(0.05)    $--      $1.00   5.07%     $780,718      0.25%   4.96%    0.52%        4.69%
  1996      1.00    0.05       --          (0.05)     --       1.00   5.58       418,250      0.25    5.44     0.34         5.35
  1995      1.00    0.04       --          (0.04)     --       1.00   4.17       397,682      0.25    4.11     0.35         4.01
  1994      1.00    0.03       --          (0.03)     --       1.00   2.88       364,334      0.25    2.84     0.34         2.76
  1993      1.00    0.03       --          (0.03)     --       1.00   3.46       352,435      0.25    3.40     0.34         3.31
CLASS B
  1997      1.00    0.05       --          (0.05)     --       1.00   4.76        54,148      0.55    4.65     0.63         4.57
  1996      1.00    0.05       --          (0.05)     --       1.00   5.27        26,447      0.55    5.18     0.64         5.09
  1995      1.00    0.04       --          (0.04)     --       1.00   3.86        44,680      0.55    3.71     0.65         3.61
  1994      1.00    0.03       --          (0.03)     --       1.00   2.57        22,448      0.55    2.54     0.64         2.46
  1993      1.00    0.03       --          (0.03)     --       1.00   3.15         6,038      0.55    3.42     0.64         3.33
CLASS C
  1997      1.00    0.04       --          (0.04)     --       1.00   4.55         4,528      0.75    4.45     0.82         4.38
  1996(13)  1.00    0.04       --          (0.04)     --       1.00   3.64+        3,935      0.75    4.85     0.84         4.76

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
1 MONEY MARKET CLASS C SHARES WERE OFFERED BEGINNING MAY 17, 1995. ALL RATIOS
  FOR THAT PERIOD HAVE BEEN ANNUALIZED.

2 GOVERNMENT CLASS A SHARES WERE RE-OFFERED BEGINNING OCTOBER 27, 1995. ALL
  RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.

3 GOVERNMENT CLASS A SHARES WERE FULLY LIQUIDATED JUNE 2, 1993. ALL
  RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.

4 GOVERNMENT CLASS A SHARES WERE OFFERED BEGINNING MARCH 8, 1992.
  ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.

5 GOVERNMENT CLASS B SHARES WERE OFFERED BEGINNING AUGUST 22, 1995.
  ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.

6 GOVERNMENT CLASS G (FORMERLY CLASS C) SHARES WERE OFFERED
  BEGINNING APRIL 7, 1994. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.

7 GOVERNMENT II CLASS C SHARES WERE OFFERED BEGINNING NOVEMBER 27, 1996. ALL
  RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.

8 PRIME OBLIGATION CLASS C SHARES WERE RE-OFFERED BEGINNING APRIL 30, 1996.
  ALL RATIOS INCLUDING TOTAL RETURN FOR THE PERIOD HAVE BEEN ANNUALIZED.

9 PRIME OBLIGATION CLASS C SHARES WERE FULLY LIQUIDATED OCTOBER 27, 1994.
  ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.

10 PRIME OBLIGATION CLASS C SHARES WERE OFFERED BEGINNING MARCH 25, 1992.
   ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.

11 TREASURY CLASS A SHARES WERE OFFERED BEGINNING SEPTEMBER 30, 1992.
   ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.

12 TREASURY CLASS C SHARES WERE OFFERED BEGINNING JULY 27, 1995. ALL RATIOS FOR
   THAT PERIOD HAVE BEEN ANNUALIZED.

13 TREASURY II CLASS C SHARES WERE OFFERED BEGINNING MAY 8, 1995.
   ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (concluded)
================================================================================

SEI DAILY INCOME TRUST--FOR THE YEARS ENDED JANUARY 31
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                                                                                                                   RATIO OF
                                                                                                RATIO     RATIO      NET
                                                                                                OF NET      OF    INVESTMENT
                                                                                                INVEST-  EXPENSES   INCOME
                              NET       DISTRI-   DISTRI-                              RATIO OF  MENT       TO        TO
           NET           REALIZED AND  BUTIONS    BUTIONS                      NET     EXPENSES INCOME   AVERAGE    AVERAGE   PORT-
          ASSET    NET    UNREALIZED    FROM NET   FROM                       ASSETS      TO      TO       NET        NET     FOLIO
          VALUE   INVEST-    GAINS      INVEST-  REALIZED NET ASSET           END OF   AVERAGE AVERAGE   ASSETS     ASSETS    TURN-
        BEGINNING  MENT   (LOSSES) ON    MENT    CAPITAL  VALUE END  TOTAL    PERIOD     NET     NET   (EXCLUDING (EXCLUDING  OVER
        OF PERIOD INCOME  SECURITIES    INCOME    GAINS    PERIOD   RETURN    (000)     ASSETS  ASSETS   WAIVERS)   WAIVERS)  RATE


-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------
SHORT-DURATION GOVERNMENT PORTFOLIO
------------------------------------------

CLASS A
  1997   $10.09   $0.57      $(0.12)   $(0.59)    $  --   $ 9.95     4.62%  $ 73,545    0.45%    5.72%   0.70%        5.47%   145%
  1996     9.73    0.61        0.36     (0.61)       --    10.09    10.27     73,431    0.45     6.13    0.53         6.05    184
  1995    10.06    0.40       (0.32)    (0.40)    (0.01)    9.73     0.93     99,458    0.45     4.12    0.52         4.05     45
  1994    10.13    0.40        0.04     (0.40)    (0.11)   10.06     4.41    128,063    0.45     3.98    0.52         3.91    105
  1993    10.09    0.52        0.14     (0.52)    (0.10)   10.13     6.66    100,153    0.45     5.04    0.55         4.94     80
CLASS B
  1997    10.07    0.55       (0.12)    (0.56)       --     9.94     4.40         13    0.75     5.49    0.82         5.42    145
  1996     9.71    0.58        0.36     (0.58)       --    10.07     9.94         39    0.75     5.85    0.83         5.77    184
  1995    10.04    0.38       (0.32)    (0.38)    (0.01)    9.71     0.70        131    0.75     3.92    0.82         3.85     45
  1994    10.13    0.37        0.02     (0.37)    (0.11)   10.04     3.93         37    0.75     3.67    0.82         3.60    105
  1993    10.09    0.48        0.14     (0.48)    (0.10)   10.13     6.34        135    0.75     4.74    0.85         4.64     80
CLASS D*
  1997(1) 10.09    0.23       (0.19)    (0.23)       --     9.90    (0.35)+       --    0.85     5.54    0.94         5.45     87
  1996(2)  9.83    0.54        0.26     (0.54)       --    10.09     8.31+        11    0.85     5.86    0.93         5.78    184
------------------------------------------
INTERMEDIATE-DURATION GOVERNMENT PORTFOLIO
------------------------------------------

CLASS A
  1997   $10.06   $0.55      $(0.28)   $(0.55)    $  --   $ 9.78     2.81%  $133,675    0.49%    5.59%   0.69%        5.39%    94%
  1996     9.33    0.60        0.73     (0.60)       --    10.06    14.60    164,978    0.45     6.12    0.53         6.04    115
  1995    10.13    0.50       (0.73)    (0.50)    (0.07)    9.33    (2.19)   243,671    0.45     5.20    0.52         5.13     61
  1994    10.23    0.54        0.11     (0.54)    (0.21)   10.13     6.44    336,814    0.45     5.24    0.53         5.16     56
  1993    10.06    0.62        0.28     (0.62)    (0.11)   10.23     9.51    259,488    0.45     6.16    0.53         6.08     52
CLASS B
  1996(3)  9.33    0.50        0.65     (0.50)       --     9.98    12.26+        --    0.75     5.82    0.83         5.74    115
  1995(4)  9.64    0.31       (0.24)    (0.31)    (0.07)    9.33     0.61+        93    0.75     5.07    0.83         4.99     61
CLASS D*
  1997(5) 10.05    0.20       (0.40)    (0.20)       --     9.65    (1.93)+       --    0.87     5.19    0.93         5.13     45
  1996     9.32    0.56        0.73     (0.56)       --    10.05    14.15         60    0.85     5.73    0.93         5.65    115
  1995    10.13    0.47       (0.74)    (0.47)    (0.07)    9.32    (2.61)        99    0.84     4.80    0.92         4.72     61
  1994(6) 10.44    0.17       (0.10)    (0.17)    (0.21)   10.13     1.52        107    0.75     4.94    0.83         4.86     56
------------------------------------------
GNMA PORTFOLIO
------------------------------------------

CLASS A
  1997    $9.84   $0.65      $(0.21)   $(0.65)    $  --   $ 9.63     4.70%  $101,887    0.57%    6.76%   0.68%        6.65%    12%
  1996     9.17    0.67        0.67     (0.67)       --     9.84    15.06    136,394    0.49     7.04    0.51         7.02     20
  1995    10.07    0.64       (0.90)    (0.64)       --     9.17    (2.46)   182,225    0.47     6.89    0.50         6.86     85
  1994    10.22    0.66       (0.06)    (0.66)    (0.09)   10.07     6.09    262,162    0.45     6.38    0.50         6.32     70
  1993     9.99    0.75        0.27     (0.75)    (0.04)   10.22    10.92    193,204    0.45     7.49    0.52         7.42     23
CLASS B
  1997(7)  9.84    0.28       (0.46)    (0.28)       --     9.38   (1.88)+        --    0.78     6.54    0.80         6.52      7
  1996     9.17    0.64        0.67     (0.64)       --     9.84   14.72          15    0.79     6.71    0.81         6.69     20
  1995(8)  9.16    0.35        0.01     (0.35)       --     9.17    4.00+         14    0.79     6.80    0.82         6.77     85
CLASS D*
  1997(9)  9.83    0.25       (0.38)    (0.25)       --     9.45   (1.32)+        --    0.89     6.46    0.91         6.44      6
  1996     9.16    0.63        0.67     (0.63)       --     9.83   14.61         158    0.89     6.62    0.91         6.60     20
  1995    10.09    0.61       (0.93)    (0.61)       --     9.16   (3.04)        169    0.86     6.54    0.89         6.51     85
  1994(10)10.22    0.19       (0.04)    (0.19)    (0.09)   10.09    4.24         133    0.75     6.06    0.80         6.01     70

================================================================================



                                                                                                                   RATIO OF
                                                                                                RATIO     RATIO      NET
                                                                                                OF NET      OF    INVESTMENT
                                                                                                INVEST-  EXPENSES   INCOME
                              NET       DISTRI-   DISTRI-                              RATIO OF  MENT       TO        TO
           NET           REALIZED AND  BUTIONS    BUTIONS                      NET     EXPENSES INCOME   AVERAGE    AVERAGE   PORT-
          ASSET    NET    UNREALIZED    FROM NET   FROM                       ASSETS      TO      TO       NET        NET     FOLIO
          VALUE   INVEST-    GAINS      INVEST-  REALIZED NET ASSET           END OF   AVERAGE AVERAGE   ASSETS     ASSETS    TURN-
        BEGINNING  MENT   (LOSSES) ON    MENT    CAPITAL  VALUE END  TOTAL    PERIOD     NET     NET   (EXCLUDING (EXCLUDING  OVER
        OF PERIOD INCOME  SECURITIES    INCOME    GAINS    PERIOD   RETURN    (000)     ASSETS  ASSETS   WAIVERS)   WAIVERS)  RATE


-----------------------------------------------------------------------------------------------------------------------------------
---------------------------------
CORPORATE DAILY INCOME PORTFOLIO
---------------------------------

CLASS A
  1997    $2.00   $0.11      $(0.01)   $(0.11)      $--    $1.99     5.21%   $55,783    0.36%    5.49%   0.73%        5.12%   141%
  1996     1.96    0.12        0.05     (0.12)    (0.01)    2.00     8.65     48,539    0.35     5.97    0.55         5.77    295
  1995     2.00    0.09       (0.04)    (0.09)       --     1.96     2.59     50,495    0.35     4.60    0.55         4.40    147
  1994(11) 2.00    0.02          --     (0.02)       --     2.00     3.45     43,655    0.35     3.45    0.63         3.18     34
---------------------------------
SHORT-DURATION MORTGAGE PORTFOLIO
---------------------------------

CLASS A
  1997(12)$9.88   $0.20       $0.66    $(0.19)      $--   $10.55     8.78%+     $ --    0.47%    6.33%   1.09%        5.71%   312%
  1996     9.64    0.63        0.25     (0.64)       --     9.88     9.43      1,815    0.45     6.50    0.80         6.15    356
  1995     9.90    0.48       (0.24)    (0.48)    (0.02)    9.64     2.29      3,607    0.45     4.90    0.64         4.71    741
  1994(13)10.00    0.22       (0.10)    (0.22)       --     9.90     1.84      3,921    0.45     3.16    0.93         2.68    166

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
* TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE ON THE CLASS D (FORMERLY PRO VANTAGE) SHARES.
 1 SHORT-DURATION GOVERNMENT CLASS D SHARES WERE FULLY LIQUIDATED JUNE 28, 1996.
   ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 2 SHORT-DURATION GOVERNMENT CLASS D SHARES WERE OFFERED BEGINNING FEBRUARY 28,
   1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 3 INTERMEDIATE-DURATION GOVERNMENT CLASS B SHARES WERE FULLY LIQUIDATED
   DECEMBER 22, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 4 INTERMEDIATE-DURATION GOVERNMENT CLASS B SHARES WERE OFFERED BEGINNING JUNE
   8, 1994. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 5 INTERMEDIATE-DURATION GOVERNMENT CLASS D SHARES WERE FULLY LIQUIDATED
   JUNE 28, 1996. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE
   BEEN ANNUALIZED.
 6 INTERMEDIATE-DURATION GOVERNMENT CLASS D SHARES WERE OFFERED BEGINNING
   SEPTEMBER 26, 1993. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 7 GNMA CLASS B SHARES WERE FULLY LIQUIDATED JULY 10, 1996. ALL RATIOS FOR THAT
   PERIOD HAVE BEEN ANNUALIZED.
 8 GNMA CLASS B SHARES WERE OFFERED BEGINNING JULY 12, 1994. ALL RATIOS
   INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 9 GNMA CLASS D SHARES FULLY LIQUIDATED JUNE 28, 1996. ALL RATIOS FOR THAT
   PERIOD HAVE BEEN ANNUALIZED.
10 GNMA CLASS D SHARES WERE OFFERED BEGINNING
   SEPTEMBER 30, 1993. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
11 CORPORATE DAILY INCOME CLASS A SHARES WERE OFFERED
   BEGINNING SEPTEMBER 28, 1993. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
12 SHORT-DURATION MORTGAGE CLASS A SHARES WERE FULLY LIQUIDATED JUNE 4, 1996.
   ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
13 SHORT-DURATION MORTGAGE CLASS A SHARES WERE OFFERED BEGINNING MAY 20, 1993.
   ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
   PRIOR TO JUNE 30, 1994, BEAR STEARNS ASSET MANAGEMENT SERVED AS THE INVESTMENT ADVISER.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
===============================================================================

SEI DAILY INCOME TRUST-- JANUARY 31, 1997

1.    ORGANIZATION
SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.
     The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational
Portfolios: the Money Market Portfolio, the Government Portfolio, the Government II Portfolio, the Prime Obligation Portfolio, the Treasury Portfolio, the Treasury II Portfolio (collectively the "Money Market Portfolios"), the Short-Duration Government Portfolio (formerly the Short-Term Government Portfolio), the Intermediate-Duration Government Portfolio (formerly the Intermediate-Term Government Portfolio), the GNMA Portfolio, and the Corporate Daily Income Portfolio (collectively the "Fixed Income Portfolios"). The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The assets of each portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.
     On June 4, 1996, the Short-Duration Mortgage Portfolio (formerly the Short-Term Mortgage Portfolio) closed and all of the outstanding shares of the Portfolio were redeemed. SEI Fund Management, the Manager of the Portfolio, agreed to bear the costs associated with the liquidation of the Portfolio which approximated $11,400.

2.    SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Portfolios.
     SECURITY VALUATION--Investment securities of the Money Market Portfolios are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     Investment securities of the Fixed Income Portfolios which are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities for which market quotations are readily available are valued at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted price with estimates of such values determined under certain market conditions using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     FEDERAL INCOME TAXES--It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.
     In accordance with Statement of Position 93-2, "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies," $4,895, $6,728 and $216,506 relating to permanent differences attributable to the classification of short-term capital gains as ordinary income for tax purposes of the Government, Treasury and Treasury II Funds, respectively, as of January 31, 1997, have been reclassified between each portfolio's, accumulated net realized gains/losses and undistributed net investment income accounts. These reclassifications have no effect on net assets or net asset values per share.
     NET ASSET VALUE PER SHARE--The net asset value per share is calculated on each business day separately for each Class of each Portfolio. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.
     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.
     Purchase discounts and premiums on securities held in the "Fixed Income Portfolios" are accreted and amortized over the life of each security and recorded as interest income, using the effective interest method.

================================================================================

     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Portfolio's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Portfolios also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.
     EXPENSES--Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as the distribution fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net asset value each day.
     DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Portfolio are distributed to its shareholders at least annually.
     USE OF ESTIMATES--The financial statements have been prepared in accordance with generally accepted accounting principles which requires the use of estimates. Actual results could differ from those estimates.

3.    ORGANIZATION COSTS AND
TRANSACTIONS WITH AFFILIATES
Organizational costs have been capitalized by the Trust and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.
     SEI Fund Management (the "Manager") provides management, administrative and shareholder services to the Portfolios for an annual fee of
 .33% of the average daily net assets of the Money Market Portfolio, .19% each of the average daily net assets of the Government II and Prime Obligation Portfolios, .24% each of the average daily net assets of the Government, Treasury and Treasury II Portfolios, .35% each of the average daily net assets of the Short-Duration Government, Intermediate-Duration Government, Corporate Daily Income and Short-Duration Mortgage Portfolios (SEI Fund Management Corporation served as Manager on behalf of the Short-Duration Mortgage for the period ended June 4, 1996); and .32% of the average daily net assets of the GNMA Portfolio. However, the Manager has agreed to waive its annual fee in an amount which limits total annual expenses of the following Portfolios (including the annual management fee) to the following amounts set forth in the Management Agreement (expressed as a percentage of each Portfolio's daily net assets):

             MONEY             GOV'T    PRIME
             MARKET    GOV'T    II   OBLIGATION  TREASURY  TREASURY II
             ------    -----   ----- ----------  --------  -----------
Class A       1.00%    .25%    .20%     .20%       .20%        .25%
Class B       1.30%    .55%    .50%     .50%       .50%        .55%
Class C       1.50%    .75%    .70%     .70%       .70%        .75%
Class G        --      .90%     --       --         --          --

     In the event that the total annual expenses of a Portfolio, after reflecting a waiver of all fees by the Manager and Adviser, exceed the specified limitation, the Manager has agreed to bear such excess. In addition to contractual specified expense limits, the Manager may voluntarily waive a portion of its fee for both the Money Market and Fixed Income Portfolios in order to limit the operating expenses of the Portfolios.
     For the period February 1, 1996 to April 30, 1996, SEI Financial Services Company ("SFS"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acted as the distributor of the shares of the Trust under distribution plans which provide for the Trust to reimburse SFS for certain distribution-related expenses incurred by SFS.
     Effective May 1, 1996, SFS (the "Distributor") continued to act as the distributor of the shares of the Trust under new Distribution Agreements. The

===============================================================================
SEI DAILY INCOME TRUST-- JANUARY 31, 1997

Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, Class C and Class G shareholder servicing plans (the "Shareholder Servicing Plans") provide for servicing fees payable to the Distributor of .25% of the average daily net assets attributable to that particular class. For Class A shares of the Money Market Portfolios, Short-Duration Government Portfolio and Corporate Daily Income Portfolio, no such fees were levied since the inception of the plan. In addition to the Shareholder Servicing Plans, the Class B and Class C shares have adopted administrative services plans that provide for administrative service fees payable to the Distributor of up to .05% and .25%, respectively, of the average daily net assets attributable to that class.
     The Government Portfolio has adopted a distribution plan for its Class G shares (the "Class G Plan") pursuant to Rule 12b-1 under the 1940 Act, in addition to the shareholder servicing plan. The Class G Plan provides for payments to the Distributor at an annual rate of .50% of the Portfolio's average daily net assets attributable to Class G shares. These payments are characterized as "compensation," and are not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate Class G shareholders that provide distribution related services to their customers.
     Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4.    INVESTMENT ADVISORY AND CUSTODIAN
AGREEMENT
Under an Investment Advisory Agreement dated September 30, 1983, Wellington Management Company serves as the Investment Adviser of the Trust on behalf of the Money Market Portfolios. For its services, the Investment Adviser receives a monthly fee equal to .075% of the combined average daily net assets up to $500 million and .02% of such assets in excess of $500 million of the Money Market Portfolios. Such fees are allocated daily on the basis of the relative net assets of each money market portfolio in the Trust. The Adviser has agreed to waive 50% of the fee otherwise due for the Government, Government II, Prime Obligation, Treasury and Treasury II Portfolios. In addition, the Adviser has voluntarily agreed to waive its remaining fee in an amount proportionate to the Manager's waiver of its fee.
     Under an Investment Advisory Agreement dated December 15, 1986, Wellington Management Company serves as the Investment Adviser of the Trust on behalf of the Short-Duration Government, Intermediate-Duration Government and GNMA Portfolios. Monthly fees are equal to .10% of the Portfolios' combined average daily net assets up to $500 million, .075% of the next $500 million of such assets and .05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to waive its remaining fee in an amount proportionate to the Manager's waiver of its fee. Pursuant to an Investment Advisory Agreement dated August 4, 1993, Wellington Management Company serves as Investment Adviser for the Corporate Daily Income Portfolio. Monthly fees are equal to .10% of the Portfolios' average daily net assets up to $500 million, .075% of the next $500 million and .05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to waive its remaining fee in an amount proportionate to the Manager's waiver of its fee. Pursuant to an Investment Advisory Agreement dated June 30, 1994, Wellington Management Company served as the Investment Adviser of the Trust on behalf of the Short-Duration Mortgage Portfolio for a monthly fee equal to .10% of the Portfolio's average daily net assets.
     Bank of New York serves as custodian of the

===============================================================================


Money Market and Treasury Portfolios under an agreement dated August 1, 1995. CoreStates Bank, N.A. serves as custodian of the Government, Government II, Prime Obligation, Treasury II and the Fixed Income Portfolios under an agreement dated August 30, 1985. The custodians play no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold in the Portfolios.

5.    INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities for the year ended January 31, 1997, were as follows for the "Fixed Income Portfolios":

                            INTER-
                 SHORT-    MEDIATE-
               DURATION    DURATION                 CORPORATE    SHORT-
                GOVERN-     GOVERN-                   DAILY     DURATION
                 MENT        MENT          GNMA      INCOME     MORTGAGE
                 (000)      (000)         (000)       (000)       (000)
               --------    --------     --------    --------    --------
PURCHASES
  U.S.
   Government   $93,446    $131,483     $13,681      $24,435     $2,239
  Other           --          --           --          3,076        --
SALES
  U.S.
   Government   $95,197    $159,042     $48,133      $20,782     $3,972
  Other           --          --           --         13,131       --

     At January 31, 1997, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized gain on securities in which there was an excess of market value over cost, the aggregate gross unrealized loss on securities in which there was an excess of cost over market value and the net unrealized gain/(loss) at January 31, 1997 for each Fixed Income Portfolio is as follows (in thousands):

                  SHORT-       INTERMEDIATE-             CORPORATE    SHORT-
                DURATION         DURATION                  DAILY    DURATION
               GOVERNMENT       GOVERNMENT      GNMA      INCOME    MORTGAGE
               ----------       ----------     ------     ------    --------
Aggregate
  gross
  unrealized
  gain            $291          $   432        $ 1,390    $  51        $ 0
Aggregate
  gross
  unrealized
  loss            (97)           (1,602)        (1,802)    (104)       $ 0
             --------           -------         ------   ------     ------
Net
  unrealized
  gain/(loss)    $194           $(1,170)       $  (412)   $ (53)       $ 0
             ========          ========        =======    =====     ======

6.    CAPITAL LOSS CARRYFORWARDS
At January 31, 1997, the following portfolios have capital loss carryforwards:
                                                EXPIRATION
                                     AMOUNT        DATE
                                     -------      -------
Money Market                      $      355       2003
                                         401       2005
Government                           120,329       2005
Government II                         32,234       2001
                                      58,412       2002
                                      84,628       2003
                                      74,842       2005
Prime Obligation                      45,241       2003
                                      57,624       2005
Treasury                               1,178       2005
Treasury II                          141,311       2005
Short-Duration Government            278,802       2003
                                   1,176,473       2004
Intermediate-Duration Government   2,100,933       2003
                                   3,199,945       2004
GNMA                               5,227,577       2003
                                   6,472,568       2004
                                     414,209       2005

     During the fiscal year ended January 31, 1997, the Intermediate-Duration Government Portfolio utilized capital loss carryforwards of $1,450,499.
     Subsequent to October 31, 1996, the Portfolios recognized net capital losses for tax purposes that have been deferred and can be used to offset future capital gains at January 31, 1998.

                              POST OCTOBER 31, 1996 LOSSES
                                ------------------------
Money Market                          $    6,307
Government                                27,733
Government II                              7,904
Prime Obligation                          38,303
Treasury II                               20,950
Intermediate-Duration Government         409,670
Corporate Daily Income                       121

7.    LINE OF CREDIT

The Portfolios have a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Portfolios equal to 112% of such borrowings which may not exceed 10% of the Portfolio's total assets. No borrowings were outstanding at January 31, 1997.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
===============================================================================

TO THE SHAREHOLDERS AND TRUSTEES OF THE
SEI DAILY INCOME TRUST

We have audited the accompanying statements of net assets of the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II, Short-Duration Government (formerly Short-Term Government), Intermediate-Duration Government (formerly Intermediate-Term Government), GNMA, and Corporate Daily Income Portfolios of the SEI Daily Income Trust (the "Trust") as of January 31, 1997, and the related statements of operations, changes in net assets and financial highlights for the periods presented. We have also audited the statement of operations of the Short-Duration Mortgage (formerly Short-Term Mortgage) Portfolio of the SEI Daily Income Trust for the period ended June 4, 1996, and the related statements of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1997, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II, Short-Duration Government, Intermediate-Duration Government, GNMA, and Corporate Daily Income Portfolios of the SEI Daily Income Trust as of January 31, 1997, the results of their operations, changes in their net assets and financial highlights for the periods presented, and the results of operations of the Short-Duration Mortgage Portfolio of the SEI Daily Income Trust for the period ended June 4, 1996, and the changes in its net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.


ARTHUR ANDERSEN LLP

Philadelphia, Pa.
March 7, 1997
                                                            36

NOTICE TO SHAREHOLDERS
================================================================================

JANUARY 31, 1997 (UNAUDITED)

FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

Dear Daily Income Trust Shareholders:

      For the fiscal year ended January 31, 1997, each portfolio is designating long-term capital gains, and exempt income with regard to distributions paid during the year as follows:

                                             (A)              (B)
                                          LONG TERM        ORDINARY            (C)                            (E)
                                        CAPITAL GAINS       INCOME            TOTAL             (D)           TAX
                                        DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS     QUALIFYING      EXEMPT
            FUND                         (TAX BASIS)      (TAX BASIS)      (TAX BASIS)     DIVIDENDS (1)   INTEREST
            ------                      ------------     ------------     ------------     ------------    --------
Money Market                                 0%              100%             100%              0%            0%
Government                                   0%              100%             100%              0%            0%
Government II                                0%              100%             100%              0%            0%
Prime Obligation                             0%              100%             100%              0%            0%
Treasury                                     0%              100%             100%              0%            0%
Treasury II                                  0%              100%             100%              0%            0%
Short-Duration Government                    0%              100%             100%              0%            0%
Intermediate-Duration Government             0%              100%             100%              0%            0%
GNMA                                         0%              100%             100%              0%            0%
Corporate Daily Income                      .5%             99.5%             100%              0%            0%
Short-Duration Mortgage                      0%              100%             100%              0%            0%

 * Items (A) and (B) are based on a percentage of the portfolios' total distributions.
** Items (D) and (E) are based on a percentage of ordinary income distribution of the portfolio.
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.




Please consult your tax adviser for proper treatment of this information.

                                                           NOTES

=======================
SEI DAILY INCOME TRUST
=======================
ANNUAL REPORT
=======================
JANUARY 31, 1997


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
David G. Lee
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Todd B. Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Barbara A. Nugent
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Mark E. Nagle
CONTROLLER, CHIEF FINANCIAL OFFICER
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Marc H. Cahn
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISER
Wellington Management Company LLP

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Financial Services Company

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP








THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI FINANCIAL SERVICES COMPANY, THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL
1[BULLET]800[BULLET]DIAL[BULLET]SEI/1[BULLET]800[BULLET]342[BULLET]5734

[LOGO OMITTED]

FINANCIAL
SERVICES
COMPANY

Oaks, PA 19456-1100
800-DIAL-SEI/800-342-5734

SEI-F-022-07